   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 26, 1996.


                                               1933 ACT REGISTRATION NO. 2-63522
                                              1940 ACT REGISTRATION NO. 811-2899
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                               ------------------

                                   FORM N-1A


        REGISTRATION STATEMENT UNDER THE
           SECURITIES ACT OF 1933                                             [ ]
        Pre-Effective Amendment No.  _                                        [ ]
        Post-Effective Amendment No. 23                                       [X]
                                         and/or
        REGISTRATION STATEMENT UNDER THE
           INVESTMENT COMPANY ACT OF 1940                                     [ ]
        Amendment No. 23                                                      [X]


                        (Check appropriate box or boxes)
                               ------------------
                              CASH EQUIVALENT FUND
               (Exact name of Registrant as Specified in Charter)


    222 South Riverside Plaza, Chicago, Illinois                             60606
       (Address of Principal Executive Office)                            (Zip Code)

                    Registrant's Telephone Number, including Area Code: (312) 537-7000

   Philip J. Collora, Vice President and Secretary                      With a copy to:
                Cash Equivalent Fund                                   Cathy G. O'Kelly
              222 South Riverside Plaza                                 David A. Sturms
               Chicago, Illinois 60606                         Vedder, Price, Kaufman & Kammholz
       (Name and Address of Agent for Service)                     222 North LaSalle Street
                                                                    Chicago, Illinois 60601



     Registrant has registered an indefinite number of its shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice for Registrant's fiscal year ended July 31, 1996 was filed on or about September 26, 1996.


     It is proposed that this filing will become effective (check appropriate box)

          [ ] immediately upon filing pursuant to paragraph (b)


          [X] on November 29, 1996 pursuant to paragraph (b)


          [ ] 60 days after filing pursuant to paragraph (a)(1)

          [ ] on (date) pursuant to paragraph (a)(1) of Rule 485

          [ ] 75 days after filing pursuant to paragraph (a)(2)

          [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

               If appropriate check the following box:

          [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                        CALCULATION OF REGISTRATION FEE



----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                    PROPOSED MAXIMUM   PROPOSED MAXIMUM
              TITLE OF SECURITIES                  AMOUNT BEING      OFFERING PRICE        AGGREGATE          AMOUNT OF
                BEING REGISTERED                    REGISTERED          PER UNIT        OFFERING PRICE*   REGISTRATION FEE
----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest, without par
  value:
  Money Market..................................     818,698,200          $1.00               $0                 $0
  Government Securities.........................     190,969,614          $1.00               $0                 $0
  Tax Exempt....................................     178,296,824          $1.00               $0                 $0
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------



*The fee is calculated in accordance with Rule 24e-2



        MONEY MARKET PORTFOLIO               GOVERNMENT SECURITIES PORTFOLIO                TAX-EXEMPT PORTFOLIO
b(2) 12,463,082,668                                b(2) 5,978,553,493                        b(2) 3,951,903,340
b(3) 11,644,384,468                                b(3) 5,787,583,879                        b(3) 3,773,606,516
b(4)    818,698,200                                b(4)   190,969,614                        b(4)   178,296,824


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              CASH EQUIVALENT FUND

                             CROSS-REFERENCE SHEET
                       BETWEEN ITEMS ENUMERATED IN PART A
                          OF FORM N-1A AND PROSPECTUS

                     ITEM NUMBER
                    OF FORM N-1A                             LOCATION IN PROSPECTUS
 1.    Cover Page.............................   Cover Page
 2.    Synopsis...............................   Summary; Summary of Expenses
 3.    Condensed Financial Information........   Financial Highlights;
                                                 Performance
 4.    General Description of Registrant......   Investment Objectives, Policies and Risk
                                                 Factors; Capital Structure
 5.    Management of the Fund.................   Investment Manager and Shareholder Services
 5A.   Management's Discussion of Fund
       Performance............................   Inapplicable
 6.    Capital Stock and Other Securities.....   Purchase of Shares; Dividends and Taxes;
                                                 Capital Structure
 7.    Purchase of Securities Being Offered...   Purchase of Shares; Net Asset Value;
                                                 Investment Manager and Shareholder Services;
                                                 Special Features
 8.    Redemption or Repurchase...............   Redemption of Shares; Special Features
 9.    Pending Legal Proceedings..............   Inapplicable

CASH EQUIVALENT FUND

222 South Riverside Plaza


Chicago, Illinois 60606



TABLE OF CONTENTS
------------------------------------------
Summary                                 1
------------------------------------------
Summary of Expenses                     2
------------------------------------------
Financial Highlights                    2
------------------------------------------
Investment Objectives, Policies
and Risk Factors                        3
------------------------------------------
Net Asset Value                         8
------------------------------------------
Purchase of Shares                      9
------------------------------------------
Redemption of Shares                    10
------------------------------------------
Special Features                        13
------------------------------------------
Dividends and Taxes                     13
------------------------------------------
Investment Manager and Shareholder
Services                                15
------------------------------------------
Performance                             17
------------------------------------------
Capital Structure                       17
------------------------------------------



This prospectus contains information
about the Fund that a prospective
investor should know before
investing and should be retained for
future reference. A Statement of
Additional Information dated
November 29, 1996, has been filed
with the Securities and Exchange
Commission and is incorporated
herein by reference. It is available
upon request without charge from the
Fund at the address or telephone
number on this cover or the firm
from which this prospectus was
received.


PRINTED IN U.S.A.

CEF 1-11/96


CASH
EQUIVALENT
FUND
PROSPECTUS November 29, 1996
CASH EQUIVALENT FUND


222 South Riverside Plaza, Chicago,
Illinois 60606 1-800-231-8568.
The Fund offers a choice of
investment portfolios and is
designed for investors who seek
maximum current income to the extent
consistent with stability of
capital. The Fund currently offers
the Money Market Portfolio, the
Government Securities Portfolio and
the Tax-Exempt Portfolio. Each
Portfolio invests exclusively in
high quality money market
instruments.


AN INVESTMENT IN THE FUND IS NEITHER
INSURED NOR GUARANTEED BY THE U.S.
GOVERNMENT, THE FEDERAL DEPOSIT
INSURANCE CORPORATION, THE FEDERAL
RESERVE BOARD OR ANY OTHER AGENCY,
AND IS NOT A DEPOSIT OR OBLIGATION
OF, OR GUARANTEED OR ENDORSED BY,
ANY BANK. THERE CAN BE NO ASSURANCE
THAT THE FUND WILL BE ABLE TO
MAINTAIN A STABLE NET ASSET VALUE OF
$1.00 PER SHARE.

THESE SECURITIES HAVE NOT BEEN
APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION
OR ANY STATE SECURITIES COMMISSION
NOR HAS THE SECURITIES AND EXCHANGE
COMMISSION OR ANY STATE SECURITIES
COMMISSION PASSED UPON THE ACCURACY
OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.

CASH EQUIVALENT FUND

222 SOUTH RIVERSIDE PLAZA, CHICAGO, ILLINOIS 60606, TELEPHONE 1-800-231-8568


SUMMARY


INVESTMENT OBJECTIVES. Cash Equivalent Fund (the "Fund") is an open-end, diversified, management investment company. The Fund currently offers a choice of three investment portfolios ("Portfolios"). Each Portfolio invests in a portfolio of high quality short-term money market instruments consistent with its specific objective. The Money Market Portfolio seeks maximum current income to the extent consistent with stability of capital from a portfolio primarily of commercial paper and bank obligations. The Government Securities Portfolio seeks maximum current income to the extent consistent with stability of capital from a portfolio of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Tax-Exempt Portfolio seeks maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital from a portfolio of municipal securities. Each Portfolio may use a variety of investment techniques, including the purchase of repurchase agreements and variable rate securities. Each Portfolio seeks to maintain a net asset value of $1.00 per share. There is no assurance that the objective of any Portfolio will be achieved or that any Portfolio will be able to maintain a net asset value of $1.00 per share. See "Investment Objectives, Policies and Risk Factors."



INVESTMENT MANAGER AND SERVICES. Zurich Kemper Investments, Inc. ("ZKI") is the investment manager for the Fund and provides the Fund with continuous professional investment supervision. With respect to the Money Market and Government Securities Portfolios, ZKI is paid an annual investment management fee, payable monthly, on a graduated basis ranging from .22% of the first $500 million of combined average daily net assets of such Portfolios to .15% of combined average daily net assets of such Portfolios over $3 billion. With respect to the Tax-Exempt Portfolio, ZKI is paid an annual investment management fee, payable monthly, on a graduated basis ranging from .22% of the first $500 million of average daily net assets of such Portfolio to .15% of average daily net assets of such Portfolio over $3 billion. Kemper Distributors, Inc. ("KDI"), an affiliate of ZKI, is primary administrator, distributor and principal underwriter of the Fund and, as such, provides information and services for existing and potential shareholders and acts as agent of the Fund in the sale of its shares. As distributor, KDI receives an annual fee, payable monthly, of .38% of average daily net assets of the Money Market and Government Securities Portfolios and .33% of average daily net assets of the Tax-Exempt Portfolio. KDI pays financial services firms that provide cash management and other services for their customers through the Fund a fee ranging from .15% to .40% annually of average daily net assets of those accounts in the Fund that they maintain and service. See "Investment Manager and Shareholder Services."


PURCHASES AND REDEMPTIONS. Shares of each Portfolio are available at net asset value through selected financial services firms. The minimum initial investment for each Portfolio is $1,000 and the minimum subsequent investment is $100. See "Purchase of Shares." Shares may be redeemed at the net asset value next determined after receipt by the Fund's Shareholder Service Agent of a request to redeem in proper form. Shares may be redeemed by written request or by using one of the Fund's expedited redemption procedures. See "Redemption of Shares."

DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested in additional shares of the same Portfolio, unless the shareholder makes a different election. See "Dividends and Taxes."

GENERAL INFORMATION AND CAPITAL. The Fund is organized as a business trust under the laws of Massachusetts and may issue an unlimited number of shares of beneficial interest. Shares are fully paid and nonassessable when issued, are transferable without restriction and have no preemptive or conversion rights. The Fund is not required to hold annual shareholder meetings; but it will hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment management agreement. See "Capital Structure."

SUMMARY OF EXPENSES

SHAREHOLDER TRANSACTION EXPENSES ...........................................None


                                                                  Money      Government
                ANNUAL FUND OPERATING EXPENSES                   Market      Securities    Tax-Exempt
           (as a percentage of average net assets)              Portfolio    Portfolio     Portfolio
                                                                ---------    ----------    ----------
Management Fees...............................................      .17%         .17%          .21%
12b-1 Fees....................................................      .38%         .38%          .33%
Other Expenses................................................      .34%         .24%          .16%
                                                                    ---          ---           ---
Total Operating Expenses......................................      .89%         .79%          .70%
                                                                 ======      =========     =========



              EXAMPLE                      PORTFOLIO           1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                     ----------------------    ------     -------     -------     --------
You would pay the following
expenses on a $1,000 investment,
assuming (1) 5% annual return and    Money Market                $9         $28         $49         $110
(2) redemption at the end of         Government Securities       $8         $25         $44         $ 98
each time period:                    Tax-Exempt                  $7         $22         $39         $ 87



The purpose of the preceding table is to assist investors in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. Investment dealers and other firms may independently charge shareholders additional fees; please see their materials for details. As a result of the accrual of 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers. The Example assumes a 5% annual rate of return pursuant to requirements of the Securities and Exchange Commission. This hypothetical rate of return is not intended to be representative of past or future performance of any Portfolio of the Fund. THE EXAMPLE SHOULD NOT BE CONSIDERED TO BE A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.


FINANCIAL HIGHLIGHTS


The tables below show financial information for each Portfolio expressed in terms of one share outstanding throughout the period. The information in the tables is covered by the report of the Fund's independent auditors. The report is contained in the Fund's Registration Statement and is available from the Fund. The financial statements contained in the Fund's 1996 Annual Report to Shareholders are incorporated herein by reference and may be obtained by writing or calling the Fund.


MONEY MARKET PORTFOLIO


                                                                 Year ended July 31,
                       1996       1995       1994       1993       1992       1991       1990       1989       1988       1987
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING
PERFORMANCE:
Net asset value,
beginning
of year             $     1.00       1.00       1.00       1.00       1.00       1.00       1.00       1.00       1.00       1.00
---------------------------------------------------------------------------------------------------------------------------------
Net investment
income and
dividends declared         .05        .05        .03        .03        .04        .07        .08        .08        .06        .06
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end
of year             $     1.00       1.00       1.00       1.00       1.00       1.00       1.00       1.00       1.00       1.00
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN              4.94%      4.95       2.82       2.60       4.09       6.76       8.11       8.60       6.64       5.72
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE
NET ASSETS:
Expenses                   .89%       .87        .88        .85        .82        .84        .83        .88        .84        .81
---------------------------------------------------------------------------------------------------------------------------------
Net investment
income                    4.86%      4.84       2.78       2.57       4.01       6.57       7.87       8.31       6.45       5.58
------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of
year
(in thousands)      $2,774,595  3,593,294  3,387,245  3,616,636  3,916,708  3,719,927  4,040,918  6,716,008  5,800,688  5,547,447
---------------------------------------------------------------------------------------------------------------------------------

GOVERNMENT SECURITIES PORTFOLIO



                                                                 Year ended July 31,
                       1996       1995       1994       1993       1992       1991       1990       1989       1988       1987
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING
PERFORMANCE:
Net asset value,
beginning of year   $     1.00       1.00       1.00       1.00       1.00       1.00       1.00       1.00       1.00       1.00
---------------------------------------------------------------------------------------------------------------------------------
Net investment
income and dividends
declared                   .05        .05        .03        .03        .04        .06        .08        .08        .06        .06
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end
of year             $     1.00       1.00       1.00       1.00       1.00       1.00       1.00       1.00       1.00       1.00
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN              5.00%      4.96       2.82       2.60       4.12       6.62       8.18       8.72       6.68       5.81
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE
NET ASSETS:
Expenses                   .79%       .81        .81        .78        .75        .72        .69        .70        .71        .68
---------------------------------------------------------------------------------------------------------------------------------
Net investment
income                    4.90%      4.87       2.72       2.57       4.06       6.38       7.90       8.53       6.48       5.69
--------------------
SUPPLEMENTAL DATA:
Net assets at end of
year
(in thousands)      $1,594,128  1,785,098  1,538,011  2,825,357  3,000,890  3,239,272  2,779,707  2,986,780  1,343,340  1,015,641
---------------------------------------------------------------------------------------------------------------------------------


TAX-EXEMPT PORTFOLIO


                                                                                                            Ten
                                                                                                          months
                                                                                                           ended     Year ended
                                                   Year ended July 31,                                   July 31,   September 30,
                    1996      1995       1994       1993       1992       1991       1990       1989       1988         1987
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE
OPERATING
PERFORMANCE:
Net asset value,
beginning of
period            $   1.00       1.00       1.00       1.00       1.00       1.00       1.00       1.00       1.00           1.00
---------------------------------------------------------------------------------------------------------------------------------
Net investment
income and
dividends declared      .03       .03        .02        .02        .03        .05        .05        .06        .04            .04
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period     $   1.00       1.00       1.00       1.00       1.00       1.00       1.00       1.00       1.00           1.00
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN          3.11%      3.21       2.05       2.12       3.29       4.75       5.55       5.96       3.85           3.93
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE
NET ASSETS:
Expenses               .70%       .68        .68        .64        .64        .64        .63        .63        .62            .62
---------------------------------------------------------------------------------------------------------------------------------
Net investment
income                3.08%      3.15       2.02       2.09       3.21       4.65       5.44       5.82       4.53           3.86
------------------
SUPPLEMENTAL DATA:
Net assets at end
of period (in
thousands)        $931,564  1,109,861  1,136,901  1,417,307  1,289,560  1,129,368  1,195,736  2,164,784  1,747,703      1,726,884
---------------------------------------------------------------------------------------------------------------------------------


NOTE: Ratios have been determined on an annualized basis. Total return is not annualized.


The Money Market Portfolio's total return for the year ended July 31, 1995 includes the effect of a capital contribution from the investment manager. Without the capital contribution, the total return would have been 4.28%.


INVESTMENT OBJECTIVES, POLICIES AND RISK FACTORS

The Fund is a money market mutual fund designed to provide its shareholders with professional management of short-term investment dollars. It is designed for investors who seek maximum current income consistent with stability of capital. The Fund pools individual and institutional investors' money which it uses to buy high quality money market instruments. The Fund is a series investment company that is able to provide investors with a choice of separate investment portfolios ("Portfolios"). It currently offers three investment Portfolios: the Money Market Portfolio, the Government Securities Portfolio and the Tax-Exempt Portfolio. Because each Portfolio combines its shareholders' money, it can buy and sell large blocks of securities, which reduces transaction costs and maximizes yields. The Fund is managed by investment professionals who analyze market trends to take advantage of changing conditions and who seek to minimize risk by diversifying each Portfolio's investments. A Portfolio's investments are subject to price fluctuations resulting from rising or declining interest rates and are subject to the ability of the issuers of such investments to make payment at maturity. However, because of their short maturities, liquidity and high quality ratings, high quality money market instruments, such as those in which the Fund invests, are generally considered to be among the safest available. Thus, the Fund is designed for investors who want to avoid the fluctuations of principal commonly associated with equity and long-term bond investments. There can be no guarantee that a Portfolio will achieve its objective or that it will maintain a net asset value of $1.00 per share. The net asset value of $1.00 per share has, however, been maintained for each Portfolio since its inception.

MONEY MARKET PORTFOLIO. The Money Market Portfolio seeks maximum current income consistent with stability of capital. The Portfolio pursues its objective by investing exclusively in the following types of U.S. Dollar denominated money market instruments that mature in 12 months or less:

1. Obligations of, or guaranteed by, the U.S. or Canadian Governments, their agencies or instrumentalities.

2. Bank certificates of deposit, time deposits or bankers' acceptances limited to domestic banks (including their foreign branches) and Canadian chartered banks having total assets in excess of $1 billion.

3. Certificates of deposit and time deposits of domestic savings and loan associations having total assets in excess of $1 billion.

4. Bank certificates of deposit, time deposits or bankers' acceptances of U.S. branches of foreign banks having total assets in excess of $10 billion.

5. Commercial paper rated Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's") or A-1 or A-2 by Standard & Poor's Corporation ("S&P"), or commercial paper or notes issued by companies with an unsecured debt issue outstanding currently rated A or higher by Moody's or S&P where the obligation is on the same or a higher level of priority as the rated issue, and investments in other corporate obligations such as publicly traded bonds, debentures and notes rated A or higher by Moody's or S&P. For a description of these ratings, see "Appendix--Ratings of Investments" in the Statement of Additional Information.

6. Commercial paper secured by a letter of credit issued by a domestic or Canadian chartered bank having total assets in excess of $1 billion and rated Prime-1 by Moody's.

7. Repurchase agreements of obligations that are suitable for investment under the categories set forth above. Repurchase agreements are discussed below.

In addition, the Portfolio limits its investments to securities that meet the quality and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"). See "Net Asset Value."

To the extent the Money Market Portfolio purchases Eurodollar certificates of deposit issued by London branches of U.S. banks, or commercial paper issued by foreign entities, consideration will be given to their marketability and possible restrictions on international currency transactions and to regulations imposed by the domicile country of the foreign issuer. Eurodollar certificates of deposit may not be subject to the same regulatory requirements as certificates of deposit issued by U.S. banks and associated income may be subject to the imposition of foreign taxes.

The Money Market Portfolio may invest in commercial paper issued by major corporations under the Securities Act of 1933 in reliance on the exemption from registration afforded by Section 3(a)(3) thereof. Such commercial paper may be issued only to finance current transactions and must mature in nine months or less. Trading of such commercial paper is conducted primarily by institutional investors through investment dealers and individual investor participation in the commercial paper market is very limited.

The Portfolio also may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration which is afforded by
Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Portfolio that agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction.
Section 4(2) paper normally is resold to other institutional investors like the Portfolio through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. The Fund's investment manager considers the legally restricted but readily saleable Section 4(2) paper to be liquid; however, pursuant to procedures approved by the Board of Trustees of the Fund, if a particular investment in Section 4(2) paper is not determined to be liquid, that investment will be included within the 10% limitation on illiquid securities discussed under "The Fund" below. The Fund's investment manager monitors the liquidity of the Portfolio's investments in
Section 4(2) paper on a continuous basis.


The Money Market Portfolio may concentrate more than 25% of its assets in bank certificates of deposit or banker's acceptances of United States banks in accordance with its investment objective and policies. Accordingly, the Portfolio may be more adversely affected by changes in market or economic conditions and other circumstances affecting the banking industry than it would be if the Portfolio's assets were not so concentrated.



GOVERNMENT SECURITIES PORTFOLIO. The Government Securities Portfolio seeks maximum current income consistent with stability of capital. The Portfolio pursues its objective by investing exclusively in U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements of such obligations. All securities purchased mature within 12 months or less. In addition, the Portfolio limits its investments to securities that meet the quality and diversification requirements of Rule 2a-7 under the 1940 Act. See "Net Asset Value." Some securities issued by U.S. Government agencies or instrumentalities are supported only by the credit of the agency or instrumentality, such as those issued by the Federal Home Loan Bank, and others have an additional line of credit with the U.S. Treasury, such as those issued by the Federal National Mortgage Association, Farm Credit System and Student Loan Marketing Association. Short-term U.S. Government obligations generally are considered to be the safest short-term investment. The U.S. Government guarantee of the securities owned by the Portfolio, however, does not guarantee the net asset value of its shares which the Fund seeks to maintain at $1.00 per share. Also, with respect to securities supported only by the credit of the issuing agency or instrumentality or by an additional line of credit with the U.S. Treasury, there is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest. Repurchase agreements are discussed below.


TAX-EXEMPT PORTFOLIO. The Tax-Exempt Portfolio seeks maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital. The Portfolio pursues its objective primarily through a professionally managed, diversified portfolio of short-term high quality tax-exempt municipal obligations. Under normal market conditions at least 80% of the Portfolio's total assets will, as a fundamental policy, be invested in obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the income from which is exempt from federal income tax ("Municipal Securities").

Dividends representing net interest income received by the Tax-Exempt Portfolio on Municipal Securities will be exempt from federal income tax when distributed to the Portfolio's shareholders. Such dividend income may be subject to state and local taxes. See "Dividends and Taxes--Tax-Exempt Portfolio." The

Portfolio's assets will consist of Municipal Securities, temporary investments as described below and cash. The Portfolio considers short-term Municipal Securities to be those that mature in one year or less.


The Tax-Exempt Portfolio will invest only in Municipal Securities which at the time of purchase: (a) are rated within the two highest-ratings for Municipal Securities (Aaa or Aa) assigned by Moody's or (AAA or AA) assigned by S&P; (b) are guaranteed or insured by the U.S. Government as to the payment of principal and interest; (c) are fully collateralized by an escrow of U.S. Government securities acceptable to the Fund's investment manager; (d) have at the time of purchase Moody's short-term Municipal Securities rating of MIG-2 or higher or a municipal commercial paper rating of P-2 or higher, or S&P's municipal commercial paper rating of A-2 or higher; (e) are unrated, if longer term Municipal Securities of that issuer are rated within the two highest rating categories by Moody's or S&P; or (f) are determined to be at least equal in quality to one or more of the above ratings in the discretion of the Fund's investment manager. In addition, the Portfolio limits its investment to securities that meet the quality and diversification requirements of Rule 2a-7 under the 1940 Act. See "Net Asset Value."


Municipal Securities generally are classified as "general obligation" or "revenue" issues. General obligation bonds are secured by the issuer's pledge of its full credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Industrial development bonds held by the Fund are in most cases revenue bonds and are not payable from the unrestricted revenues of the issuer. Among other types of instruments, the Portfolio may purchase tax-exempt commercial paper, warrants and short-term municipal notes such as tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes and other forms of short-term loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax payments, the proceeds of bond placements or other revenues. A more detailed discussion of Municipal Securities and the Moody's and S&P ratings outlined above is contained in the Statement of Additional Information. As indicated above and under "Dividends and Taxes--Tax-Exempt Portfolio," the Portfolio may invest in short-term "private activity" bonds.

The Tax-Exempt Portfolio may purchase high quality Certificates of Participation in trusts that hold Municipal Securities. A Certificate of Participation gives the Portfolio an undivided interest in the Municipal Security in the proportion that the Portfolio's interest bears to the total principal amount of the Municipal Security. These Certificates of Participation may be variable rate or fixed rate with remaining maturities of one year or less. A Certificate of Participation may be backed by an irrevocable letter of credit or guarantee of a financial institution that satisfies rating agencies as to the credit quality of the Municipal Security supporting the payment of principal and interest on the Certificate of Participation. Payments of principal and interest would be dependent upon the underlying Municipal Security and may be guaranteed under a letter of credit to the extent of such credit. The quality rating by a rating service of an issue of Certificates of Participation is based primarily upon the rating of the Municipal Security held by the trust and the credit rating of the issuer of any letter of credit and of any other guarantor providing credit support to the issue. The Fund's investment manager considers these factors as well as others, such as any quality ratings issued by the rating services identified above, in reviewing the credit risk presented by a Certificate of Participation and in determining whether the Certificate of Participation is appropriate for investment by the Portfolio. It is anticipated by the Fund's investment manager that, for most publicly offered Certificates of Participation, there will be a liquid secondary market or there may be demand features enabling the Portfolio to readily sell its Certificates of Participation prior to maturity to the issuer or a third party. As to those instruments with demand features, the Portfolio intends to exercise its right to demand payment from the issuer of the demand feature only upon a default under the terms of the Municipal Security, as needed to provide liquidity to meet redemptions, or to maintain a high quality investment portfolio.

The Tax-Exempt Portfolio may purchase securities that provide for the right to resell them to an issuer, bank or dealer at an agreed upon price or yield within a specified period prior to the maturity date of such securities. Such a right to resell is referred to as a "Standby Commitment." Securities may cost more with Standby Commitments than without them. Standby Commitments will be entered into solely to facilitate portfolio liquidity. A Standby Commitment may be exercised before the maturity date of the related Municipal Security if the Fund's investment manager revises its evaluation of the creditworthiness of the underlying security or of the entity issuing the Standby Commitment. The Portfolio's policy is to enter into Standby Commitments only with issuers, banks or dealers that are determined by the Fund's investment manager to present minimal credit risks. If an issuer, bank or dealer should default on its obligation to repurchase an underlying security, the Portfolio might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere. For purposes of valuing the Portfolio's securities at amortized cost, the stated maturity of Municipal Securities subject to Standby Commitments is not changed.

The Tax-Exempt Portfolio may purchase and sell Municipal Securities on a when-issued or delayed delivery basis. A when-issued or delayed delivery transaction arises when securities are bought or sold for future payment and delivery to secure what is considered to be an advantageous price and yield to the Portfolio at the time it enters into the transaction. In determining the maturity of portfolio securities purchased on a when-issued or delayed delivery basis, the Portfolio will consider them to have been purchased on the date when it committed itself to the purchase.

A security purchased on a when-issued basis, like all securities held by the Tax-Exempt Portfolio, is subject to changes in market value based upon changes in the level of interest rates and investors' perceptions of the creditworthiness of the issuer. Generally such securities will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore if, in order to achieve higher interest income, the Portfolio remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the market value of the Portfolio's assets will vary from $1.00 per share, since the value of a when-issued security is subject to market fluctuation and no interest accrues to the purchaser prior to settlement of the transaction. See "Net Asset Value."

The Portfolio will only make commitments to purchase Municipal Securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but the Portfolio reserves the right to sell these securities before the settlement date if deemed advisable. The sale of these securities may result in the realization of gains that are not exempt from federal income tax.

In seeking to achieve its investment objective, the Tax-Exempt Portfolio may invest all or any part of its assets in Municipal Securities that are industrial development bonds. Moreover, although the Portfolio does not currently intend to do so on a regular basis, it may invest more than 25% of its assets in Municipal Securities that are repayable out of revenue streams generated from economically related projects or facilities, if such investment is deemed necessary or appropriate by the Portfolio's investment manager. To the extent that the Portfolio's assets are concentrated in Municipal Securities payable from revenues on economically related projects and facilities, the Portfolio will be subject to the risks presented by such projects to a greater extent than it would be if the Portfolio's assets were not so concentrated.

From time to time, as a defensive measure or when acceptable short-term Municipal Securities are not available, the Tax-Exempt Portfolio may invest in taxable "temporary investments" which include: obligations of the U.S. Government, its agencies or instrumentalities; debt securities rated within the two highest grades by Moody's or S&P; commercial paper rated in the two highest grades by either of such rating services; certificates of deposit of domestic banks with assets of $1 billion or more; and any of the foregoing temporary investments subject to repurchase agreements. Repurchase agreements are discussed below. Interest income from temporary investments is taxable to shareholders as ordinary income. Although the Portfolio is permitted to invest in taxable securities, it is the Portfolio's primary intention to generate income dividends that are not subject to federal income taxes. See "Dividends and Taxes." For a description of the ratings, see "Appendix -- Ratings of Investments" in the Statement of Additional Information.

THE FUND. Each Portfolio may invest in repurchase agreements, which are instruments under which a Portfolio acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which price is higher than the purchase price), thereby determining the yield during the Portfolio's holding period. Maturity of the securities subject to repurchase may exceed one year. In the event of a bankruptcy or other default of a seller of a repurchase agreement, a Portfolio might have expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income. A Portfolio will not purchase illiquid securities, including time deposits and repurchase agreements maturing in more than seven days if, as a result thereof, more than 10% of such Portfolio's net assets valued at the time of the transaction would be invested in such securities.


Each Portfolio may invest in instruments having rates of interest that are adjusted periodically or that "float" continuously according to formulae intended to minimize fluctuation in values of the instruments ("Variable Rate Securities"). The interest rate of Variable Rate Securities ordinarily is determined by reference to or is a percentage of an objective standard such as a bank's prime rate, the 90-day U.S. Treasury bill rate, or the rate of return on commercial paper or bank certificates of deposit. Generally, the changes in the interest rate on Variable Rate Securities reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations. Some Variable Rate Securities ("Variable Rate Demand Securities") have a demand feature entitling the purchaser to resell the securities at an amount approximately equal to amortized cost or the principal amount thereof plus accrued interest. As is the case for other Variable Rate Securities, the interest rate on Variable Rate Demand Securities varies according to some objective standard intended to minimize fluctuation in the values of the instruments. Each Portfolio determines the maturity of Variable Rate Securities in accordance with Rule 2a-7, which allows the Portfolio to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument.


A Portfolio may not borrow money except as a temporary measure for extraordinary or emergency purposes, and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any portfolio securities. Any such borrowings under this provision will not be collateralized except that the Tax-Exempt Portfolio may pledge up to 10% of its net assets to secure such borrowings. No Portfolio will borrow for leverage purposes.

The Fund has adopted for each Portfolio certain investment restrictions that are presented in the Statement of Additional Information and that, together with the investment objective and policies of such Portfolio (limited in regard to the Tax-Exempt Portfolio to the policies in the first and third paragraphs under "Tax-Exempt Portfolio" above), cannot be changed without approval by holders of a majority of its outstanding voting shares. As defined in the 1940 Act, this means with respect to a Portfolio the lesser of the vote of (a) 67% of the shares of such Portfolio present at a meeting where more than 50% of the outstanding shares of the Portfolio are present in person or by proxy or (b) more than 50% of the outstanding shares of the Portfolio.

NET ASSET VALUE

The net asset value per share of each Portfolio is calculated by dividing the total assets of such Portfolio less its liabilities by the total number of its shares outstanding. The net asset value per share of each Portfolio is determined on each day the New York Stock Exchange is open for trading, at 11:00 a.m., 1:00 p.m. and 3:00 p.m. Chicago time for the Money Market and Government Securities Portfolios and at 11:00 a.m. and 3:00 p.m. Chicago time for the Tax-Exempt Portfolio. Fund shares are sold at the net asset value next determined after an order and payment are received in the form described under "Purchase of Shares." Each Portfolio seeks to maintain its net asset value at $1.00 per share.


Each Portfolio values its portfolio instruments at amortized cost in accordance with Rule 2a-7 under the 1940 Act, which means that they are valued at their acquisition cost (as adjusted for amortization of premium or accretion of discount) rather than at current market value. Calculations are made to compare the value of each Portfolio's investments valued at amortized cost with market-based values. Market-based valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. If a deviation of 1/2 of 1% or more were to occur between a Portfolio's net asset value per share calculated by reference to market-based values and the Portfolio's $1.00 per share net asset value, or if there were any other deviation that the Board of Trustees believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated. In order to value its investments at amortized cost, the Portfolios purchase only securities with a maturity of one year or less and maintain a dollar-weighted average portfolio maturity of 90 days or less. In addition, the Portfolios limit their portfolio investments to securities that meet the quality and diversification requirements of Rule 2a-7.


PURCHASE OF SHARES

Shares of each Portfolio of the Fund are sold at net asset value through approximately 135 selected financial services firms, such as broker-dealers and banks ("firms"). Investors must indicate the Portfolio in which they wish to invest. The Fund has established a minimum initial investment for each Portfolio of $1,000 and $100 for subsequent investments, but these minimums may be changed at any time in management's discretion. Firms offering Fund shares may set higher minimums for accounts they service and may change such minimums at their discretion.

The Fund seeks to have its Portfolios as fully invested as possible at all times in order to achieve maximum income. Since each Portfolio will be investing in instruments that normally require immediate payment in Federal Funds (monies credited to a bank's account with its regional Federal Reserve Bank), the Fund has adopted procedures for the convenience of its shareholders and to ensure that each Portfolio receives investable funds. Orders for purchase of shares of a Portfolio received by wire transfer in the form of Federal Funds will be effected at the next determined net asset value. Shares purchased by wire will receive that day's dividend if effected at or prior to the 1:00 p.m. Chicago time net asset value determination for the Money Market and the Government Securities Portfolios and at or prior to the 11:00 a.m. Chicago time net asset value determination for the Tax-Exempt Portfolio, otherwise such shares will receive the dividend for the next business day. Orders for purchase accompanied by a check or other negotiable bank draft will be accepted and effected as of 3:00 p.m. Chicago time on the next business day following receipt and such shares will receive the dividend for the business day following the day the purchase is effected. If an order is accompanied by a check drawn on a foreign bank, funds must normally be collected on such check before shares will be purchased. See "Purchase and Redemption of Shares" in the Statement of Additional Information.

If payment is wired in Federal Funds, the payment should be directed to State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, the sub-custodian for the Fund. If payment is to be wired, call the firm from which you received this prospectus for proper instructions.

CLIENTS OF FIRMS. Firms provide varying arrangements for their clients with respect to the purchase and redemption of Fund shares and the confirmation thereof and may arrange with their clients for other investment or administrative services. Such firms are responsible for the prompt transmission of purchase and redemption orders. Some firms may establish higher minimum investment requirements than set forth above. Such firms may independently establish and charge additional amounts to their clients for their services, which charges would reduce their clients' yield or return. Firms may also hold Fund shares in nominee or street name as agent for and on behalf of their clients. In such instances, the Fund's transfer agent will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from the Fund's Shareholder Service Agent for recordkeeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares (such as check writing redemptions) or the reinvestment of dividends may not be available through such firms or may only be available subject to certain conditions or limitations. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. The prospectus should be read in connection with such firm's material regarding its fees and services.


OTHER INFORMATION. The Fund reserves the right to withdraw all or any part of the offering made by this prospectus or to reject purchase orders. The Fund also reserves the right at any time to waive or increase the minimum investment requirements. All orders to purchase shares of a Portfolio are subject to acceptance by the Fund and are not binding until confirmed or accepted in writing. Any purchase which would result in total account balances for a single shareholder in excess of $3 million is subject to prior approval by the Fund. Share certificates are issued only on request to the Fund and may not be available for certain types of accounts. A $10 service fee will be charged when a check for the purchase of shares is returned because of insufficient or uncollected funds or a stop payment order. Firms may charge different service fees.


Shareholders should direct their inquiries to the firm from which they received this prospectus or to Kemper Service Company, the Fund's Shareholder Service Agent, 811 Main Street, Kansas City, Missouri 64105-2005.

REDEMPTION OF SHARES

GENERAL. Upon receipt by the Shareholder Service Agent of a request in the form described below, shares of a Portfolio will be redeemed by the Fund at the next determined net asset value. If processed at 3 p.m. Chicago time, the shareholder will receive that day's dividend. A shareholder may use either the regular or expedited redemption procedures. Shareholders who redeem all their shares of a Portfolio will receive the net asset value of such shares and all declared but unpaid dividends on such shares.


If shares of a Portfolio to be redeemed were purchased by check or through certain Automated Clearing House ("ACH") transactions, the Fund may delay transmittal of redemption proceeds until it has determined that collected funds have been received for the purchase of such shares, which will be up to 10 days from receipt by the Fund of the purchase amount. Shareholders may not use expedited redemption procedures (wire transfer or Redemption Check) until the shares being redeemed have been owned for at least 10 days, and shareholders may not use such procedures to redeem shares held in certificated form. There is no delay when shares being redeemed were purchased by wiring Federal Funds.


If shares being redeemed were acquired from an exchange of shares of a mutual fund that were offered subject to a contingent deferred sales charge as described in the prospectus for that other fund, the redemption of such shares by the Fund may be subject to a contingent deferred sales charge as explained in such prospectus.

Shareholders can request the following telephone privileges: expedited wire transfer redemptions, ACH transactions and exchange transactions for individual and institutional accounts and pre-authorized telephone redemption transactions for certain institutional accounts. Shareholders may choose these privileges on the account application or by contacting the Shareholder Service Agent for appropriate instructions. Please note that the telephone exchange privilege is automatic unless the shareholder refuses it on the account application. The Fund or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized telephone requests pursuant to these privileges, unless the Fund or its agents reasonably believe, based upon reasonable verification procedures, that the telephonic instructions are genuine. The SHAREHOLDER WILL BEAR THE RISK OF LOSS, including loss resulting from fraudulent or unauthorized transactions, as long as the reasonable verification procedures are followed. The verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations.

Because of the high cost of maintaining small accounts, the Fund reserves the right to redeem an account that falls below the minimum investment level, currently $1,000. A shareholder will be notified in writing and will be allowed 60 days to make additional purchases to bring the account value up to the minimum investment level before the Fund redeems the shareholder account.

Firms provide varying arrangements for their clients to redeem Fund shares. Such firms may independently establish minimums and maximums and charge additional amounts to their clients for such services.

REGULAR REDEMPTIONS. Shareholders should contact the firm through which shares were purchased for redemption instructions. However, when shares are held for the account of a shareholder by the Fund's transfer agent, the shareholder may redeem them by sending a written request with signatures guaranteed to the Shareholder Service Agent, P.O. Box 419153, Kansas City, Missouri 64141-6153. When certificates for shares have been issued, they must be mailed to or deposited with the Shareholder Service Agent, along with a duly endorsed stock power and accompanied by a written request for redemption. Redemption requests and a stock power must be endorsed by the account holder with signatures guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other eligible financial institution. The redemption request and stock power must be signed exactly as the account is registered including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees, or guardians.

TELEPHONE REDEMPTIONS. If the proceeds of the redemption are $50,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor and guardian account holders (excluding custodial accounts for gifts and transfers to minors) provided the trustee, executor or guardian is named in the account registration. Other institutional account holders and guardian account holders of custodial accounts for gifts and transfers to minors may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders and subject to the limitations on liability described under "General" above, provided that this privilege has been pre-authorized by the institutional account holder or guardian account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. Shares purchased by check or through certain ACH transactions may not be redeemed under this privilege of redeeming shares by telephone request until such shares have been owned for at least 10 days. This privilege of redeeming shares by telephone request or by written request without a signature guarantee may not be used to redeem shares held in certificated form and may not be used if the shareholder's account has had an address change within 30 days of the redemption request. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone redemption privilege, although investors can still redeem by mail. The Fund reserves the right to terminate or modify this privilege at any time.



EXPEDITED WIRE TRANSFER REDEMPTIONS. If the account holder has given authorization for expedited wire redemption to the account holder's brokerage or bank account, shares can be redeemed and proceeds sent by a federal wire transfer to a single previously designated account. Requests received by the Shareholder Service Agent prior to 11:00 a.m. Chicago time will result in shares being redeemed that day and normally the proceeds will be sent to the designated account that day. Once authorization is on file, the Shareholder Service Agent will honor requests by telephone or in writing, subject to the limitations on liability described under "General" above. The Fund is not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. The Fund currently does not charge the account holder for wire transfers. The account holder is responsible for any charges imposed by the account holder's firm or bank. There is a $1,000 wire redemption minimum. To change the designated account to receive wire redemption proceeds, contact the firm through which shares of the Fund were purchased or send a written request to the Shareholder Service Agent with signatures guaranteed as described above. Shares purchased by check or through certain ACH transactions may not be redeemed by wire transfer until the shares have been owned for at least 10 days. Account holders may not use this procedure to redeem shares held in certificated form. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the expedited wire transfer redemption privilege. The Fund reserves the right to terminate or modify this privilege at any time.


EXPEDITED REDEMPTIONS BY DRAFT. Upon request, shareholders will be provided with drafts to be drawn on the Fund ("Redemption Checks"). These Redemption Checks may be made payable to the order of any person for not more than $5 million. Shareholders should not write Redemption Checks in an amount less than $250 since a $10 service fee will be charged as described below. When a Redemption Check is presented for payment, a sufficient number of full and fractional shares in the shareholder's account will be redeemed as of the next determined net asset value to cover the amount of the Redemption Check. This will enable the shareholder to continue earning dividends until the Fund receives the Redemption Check. A shareholder wishing to use this method of redemption must complete and file an Account Information Form which is available from the Fund or firms through which shares were purchased. Redemption Checks should not be used to close an account since the account normally includes accrued but unpaid dividends. The Fund reserves the right to terminate or modify this privilege at any time. This privilege may not be available through some firms that distribute shares of the Fund. In addition, firms may impose minimum balance requirements in order to obtain this feature. Firms may also impose fees to investors for this privilege or, if approved by the Fund, establish variations of minimum check amounts.


Unless one signer is authorized on the Account Information Form, Redemption Checks must be signed by all account holders. Any change in the signature authorization must be made by written notice to the Shareholder Service Agent. Shares purchased by check or through certain ACH transactions may not be redeemed by Redemption Check until the shares have been on the Fund's books for at least 10 days. Shareholders may not use this procedure to redeem shares held in certificated form. The Fund reserves the right to terminate or modify this privilege at any time.



The Fund may refuse to honor Redemption Checks whenever the right of redemption has been suspended or postponed, or whenever the account is otherwise impaired. A $10 service fee will be charged when a Redemption Check is presented to redeem Fund shares in excess of the value of a Fund account or in an amount less than $250; when a Redemption Check is presented that would require redemption of shares that were purchased by check or certain ACH transactions within 10 days; or when "stop payment" of a Redemption Check is requested. Firms may charge different service fees.


SPECIAL FEATURES

Certain firms that offer shares of the Fund also provide special redemption features through charge or debit cards, Automatic Teller Machines and checks that redeem Fund shares. Various firms have different charges for their services. Shareholders should obtain information from their firm with respect to any special redemption features, applicable charges, minimum balance requirements and special rules of the cash management program being offered.

Information about Tax Sheltered Retirement Programs, Systematic Withdrawal Programs, the Exchange Privilege and Electronic Funds Transfer Programs is contained in the Statement of Additional Information; and further information may be obtained without charge from KDI.

DIVIDENDS AND TAXES

Dividends are declared daily and paid monthly. Shareholders may select one of the following ways to receive dividends.

1. REINVEST DIVIDENDS at net asset value into additional shares of the same Portfolio. Dividends are normally reinvested on the 15th of each month if a business day, otherwise on the next business day. Dividends will be reinvested unless the shareholder elects to receive them in cash.

2. RECEIVE DIVIDENDS IN CASH, if so requested. Checks will be mailed monthly to the shareholder or any person designated by the shareholder.


The Fund reinvests dividend checks (and future dividends) in shares of the Fund if checks are returned as undeliverable. Dividends and other distributions in the aggregate amount of $10 or less are automatically reinvested in shares of the Fund unless the shareholder requests that such policy not be applied to the shareholder's account.


TAXABLE PORTFOLIOS. The Money Market Portfolio and the Government Securities Portfolio each intend to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code") and, if so qualified, will not be subject to federal income taxes to the extent its earnings are distributed. Dividends derived from interest and short-term capital gains are taxable as ordinary income whether received in cash or reinvested in additional shares. Dividends from these Portfolios do not qualify for the dividends received deduction available to corporate shareholders.

TAX-EXEMPT PORTFOLIO. The Tax-Exempt Portfolio intends to continue to qualify under the Code as a regulated investment company and, if so qualified, will not be liable for federal income taxes to the extent its earnings are distributed. This Portfolio also intends to meet the requirements of the Code applicable to regulated investment companies distributing tax-exempt interest dividends and, accordingly, dividends representing net interest received on Municipal Securities will not be includable by shareholders in their gross income for federal income tax purposes, except to the extent such interest is subject to the alternative minimum tax as discussed below. Dividends representing taxable net investment income (such as net interest income from temporary investments in obligations of the U.S. Government) and net short-term capital gains, if any, are taxable to shareholders as ordinary income.


Net interest on certain "private activity bonds" issued on or after August 8, 1986 is treated as an item of tax preference and may, therefore, be subject to both the individual and corporate alternative minimum tax. To the extent provided by regulations to be issued by the Secretary of the Treasury, exempt-interest dividends from the Tax-Exempt Portfolio are to be treated as interest on private activity bonds in proportion to the interest income the Portfolio receives from private activity bonds, reduced by allowable deductions. For the 1995 calendar year, 19% of the net interest income of the Tax-Exempt Portfolio was derived from "private activity bonds."


Exempt-interest dividends, except to the extent of interest from "private activity bonds," are not treated as a tax preference item. For a corporate shareholder, however, such dividends will be included in determining such corporate shareholder's "adjusted current earnings." Seventy-five percent of the excess, if any, of "adjusted current earnings" over the corporate shareholder's other alternative minimum taxable income with certain adjustments will be a tax preference item. Corporate shareholders are advised to consult their tax advisers with respect to alternative minimum tax consequences.

Shareholders will be required to disclose on their federal income tax returns the amount of tax-exempt interest earned during the year, including exempt-interest dividends received from the Tax-Exempt Portfolio.

Individuals whose modified income exceeds a base amount will be subject to federal income tax on up to 85% of their Social Security benefits. Modified income includes adjusted gross income, tax-exempt interest, including exempt-interest dividends from the Tax-Exempt Portfolio and 50% of Social Security benefits. Individuals are advised to consult their tax advisers with respect to the taxation of Social Security benefits.

The tax exemption of dividends from the Tax-Exempt Portfolio for federal income tax purposes does not necessarily result in exemption under the income or other tax laws of any state or local taxing authority. The laws of the several states and local taxing authorities vary with respect to the taxation of such income and shareholders of the Portfolio are advised to consult their own tax adviser as to the status of their accounts under state and local tax laws.

THE FUND. Dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid during the following January are treated as paid on December 31 of the calendar year in which declared for federal income tax purposes. The Fund may adjust its schedule for dividend reinvestment for the month of December to assist it in complying with reporting and minimum distribution requirements contained in the Code.

Each Portfolio is required by law to withhold 31% of taxable dividends paid to certain shareholders who do not furnish a correct taxpayer identification number (in the case of individuals a social security number) and in certain other circumstances. Trustees of qualified retirement plans and 403(b)(7) accounts are required by law to withhold 20% of the taxable portion of any distribution that is eligible to be "rolled over." The 20% withholding requirement does not apply to distributions from Individual Retirement Accounts (IRAs) or any part of a distribution that is transferred directly to another qualified retirement plan, 403(b)(7) account, or IRA. Shareholders should consult their tax advisers regarding the 20% withholding requirement.

Shareholders normally will receive monthly confirmations of dividends and of purchase and redemption transactions except that confirmations of dividend reinvestment for IRAs and other fiduciary accounts for which Investors Fiduciary Trust Company serves as trustee will be sent quarterly. Firms may provide varying arrangements with their clients with respect to confirmations (see "Purchase of Shares -- Clients of Firms"). Tax information will be provided annually. Shareholders are encouraged to retain copies of their account confirmation statements or year-end statements for tax reporting purposes. However, those who have incomplete records may obtain historical account transaction information at a reasonable fee.


INVESTMENT MANAGER AND SHAREHOLDER SERVICES



INVESTMENT MANAGER. Zurich Kemper Investments, Inc. ("ZKI"), 222 South Riverside Plaza, Chicago, Illinois 60606, is the investment manager of the Fund and provides the Fund with continuous professional investment supervision. ZKI is one of the largest investment managers in the country and has been engaged in the management of investment funds for more than forty-eight years. ZKI and its affiliates provide investment advice and manage investment portfolios for the Kemper Funds, affiliated insurance companies, and other corporate, pension, profit-sharing and individual accounts representing approximately $76 billion under management, including $10 billion in money market fund assets. ZKI acts as investment manager for 30 open-end and seven closed-end investment companies, with 77 separate investment portfolios, representing more than 2.5 million shareholder accounts. ZKI is an indirect subsidiary of Zurich Insurance Company, an internationally recognized company providing services in life and non-life insurance, reinsurance and asset management.



Responsibility for overall management of the Fund rests with its Board of Trustees and officers. Professional investment supervision is provided by ZKI. The investment management agreement provides that ZKI shall act as the Fund's investment adviser, manage its investments and provide the Fund with various services and facilities. For the services and facilities furnished to the Money Market and Government Securities Portfolios, the Fund pays ZKI an annual investment management fee, payable monthly, on a graduated basis ranging from
 .22% of the first $500 million of combined average daily net assets of such Portfolios to .15% of combined average daily net assets of such Portfolios over $3 billion. For the services and facilities furnished to the Tax-Exempt Portfolio, the Fund pays ZKI an annual investment management fee, payable monthly, on a graduated basis ranging from .22% of the first $500 million of average daily net assets of such Portfolio to .15% of average daily net assets of such Portfolio over $3 billion.



DISTRIBUTOR AND ADMINISTRATOR. Pursuant to an administration, shareholder services and distribution agreement and an underwriting agreement (collectively "distribution agreement"), Kemper Distributors, Inc. ("KDI"), 222 South Riverside, Chicago, Illinois 60606, an affiliate of ZKI, serves as primary administrator, distributor and principal underwriter to the Fund to provide information and services for existing and potential shareholders. The distribution agreement provides that KDI shall appoint various financial services firms, such as broker-dealers or banks, to provide cash management services for their customers or clients through the Fund. The firms are to provide such office space and equipment, telephone facilities, personnel and literature distribution as is necessary or appropriate for providing information and services to the firms' clients. For its services under the distribution agreement, KDI receives annual fees, payable monthly, of .38% of average daily net assets from the Money Market and Government Securities Portfolios and .33% of average daily net assets from the Tax-Exempt Portfolio. Expenditures by KDI on behalf of the Portfolios need not be made on the same basis that such fees are allocated. The fees are accrued daily as an expense of the Portfolios. As principal underwriter for the Fund, KDI acts as agent of the Fund in the sale of its shares.


KDI has related services agreements with various broker-dealer firms to provide cash management and other services for Fund shareholders. KDI also has services agreements with banking firms to provide such services, except for certain underwriting or distribution services that the banks may be prohibited from providing under the Glass-Steagall Act, for their clients who wish to invest in the Fund. If the Glass-Steagall Act should prevent banking firms from acting in any capacity or providing any of the described services, management will consider what action, if any, is appropriate. Management does not believe that termination of a relationship with a bank would result in any material adverse consequences to the Fund. Banks or other financial services firms may be subject to various state laws regarding the services described above and may be required to register as dealers pursuant to state law. KDI normally pays such firms at annual rates ranging from .15% to
 .40% of average daily net assets of those accounts in the Money Market and Government Securities Portfolios that they maintain and service and ranging from
 .15% to .33% of average daily net assets of those accounts in the Tax-Exempt Portfolio that they maintain and service. KDI may in its discretion pay certain firms additional amounts. KDI may elect to keep a portion of the total distribution fee to compensate itself for functions performed for the Fund or to pay for sales materials or other promotional activities. Since the distribution agreement provides for fees that are used by KDI to pay for distribution and administration services, the distribution agreement along with the related services agreement and the plan contained therein are approved and reviewed in accordance with Rule 12b-1 under the 1940 Act, which regulates the manner in which an investment company may, directly or indirectly, bear the expenses of distributing its shares.



Since the fees payable to KDI under the distribution agreement are based upon percentages of the average daily net assets of the Portfolios as provided above and not upon the actual expenditures of KDI, the expenses of KDI, which may include overhead expense, may be more or less than the fees received by it under the distribution agreement. For example, during the fiscal year ended July 31, 1996, KDI incurred expenses under the distribution agreement of approximately $23,566,000 while it received from the Money Market Portfolio, the Government Securities Portfolio and the Tax-Exempt Portfolio, $12,127,000, $6,631,000 and $3,418,000, respectively, for an aggregate fee under the distribution agreement of $22,176,000. If the distribution agreement is terminated in accordance with its terms, the obligation of the Fund to make payments to KDI pursuant to the distribution agreement will cease and the Fund will not be required to make any payments past the termination date. Thus, there is no legal obligation for the Fund to pay any expenses incurred by KDI in excess of its fees under the distribution agreement, if for any reason the distribution agreement is terminated in accordance with its terms. Future fees under the distribution agreement may or may not be sufficient to reimburse KDI for its cumulative expenses incurred.



CUSTODIAN, TRANSFER AGENT AND SHAREHOLDER SERVICE AGENT. Investors Fiduciary Trust Company ("IFTC"), 127 West 10th Street, Kansas City, Missouri 64105, as custodian, and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, as sub-custodian, have custody of all securities and cash of the Fund. They attend to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Fund. IFTC also is the Fund's transfer and dividend-paying agent. Pursuant to a services agreement with IFTC, Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105, an affiliate of ZKI, serves as Shareholder Service Agent of the Fund.


PERFORMANCE

The Fund may advertise several types of performance information for a Portfolio, including "yield," "effective yield" and, for the Tax-Exempt Portfolio only, "tax equivalent yield." Each of these figures is based upon historical earnings and is not representative of the future performance of a Portfolio. The yield of a Portfolio refers to the net investment income generated by a hypothetical investment in the Portfolio over a specific seven-day period. This net investment income is then annualized, which means that the net investment income generated during the seven-day period is assumed to be generated each week over an annual period and is shown as a percentage of the investment. The effective yield is calculated similarly, but the net investment income earned by the investment is assumed to be compounded weekly when annualized. The effective yield will be slightly higher than the yield due to this compounding effect. Tax equivalent yield is the yield that a taxable investment must generate in order to equal the Tax-Exempt Portfolio's yield for an investor in a stated federal income tax bracket (normally assumed to be the maximum tax rate). Tax equivalent yield is based upon, and will be higher than, the portion of the Tax-Exempt Portfolio's yield that is tax-exempt.


The performance of a Portfolio may be compared to that of other money market mutual funds or mutual fund indexes as reported by independent mutual fund reporting services such as Lipper Analytical Services, Inc. A Portfolio's performance and its relative size also may be compared to other money market mutual funds as reported by IBC Financial Data, Inc.'s or Money Market Insight(R), reporting services on money market funds. Investors may want to compare a Portfolio's performance to that of various bank products as reported by BANK RATE MONITOR(TM), a financial reporting service that weekly publishes average rates of bank and thrift institution money market deposit accounts and interest bearing checking accounts or various certificate of deposit indexes. The performance of a Portfolio also may be compared to that of U.S. Treasury bills and notes. Certain of these alternative investments may offer fixed rates of return and guaranteed principal and may be insured. In addition, investors may want to compare a Portfolio's performance to the Consumer Price Index either directly or by calculating its "real rate of return," which is adjusted for the effects of inflation.


Information may be quoted from publications such as MORNINGSTAR, INC., THE WALL STREET JOURNAL, MONEY MAGAZINE, FORBES, BARRON'S, FORTUNE, THE CHICAGO TRIBUNE, USA TODAY, INSTITUTIONAL INVESTOR and REGISTERED REPRESENTATIVE. The Fund may also describe its portfolio holdings and depict its size or relative size compared to other mutual funds, the number and make-up of its shareholder base and other descriptive factors concerning the Fund.

Each Portfolio's yield will fluctuate. Shares of the Fund are not insured. Additional information concerning each Portfolio's performance appears in the Statement of Additional Information.

CAPITAL STRUCTURE

The Fund is an open-end, diversified, management investment company, organized as a business trust under the laws of Massachusetts on August 9, 1985. Effective November 29, 1985, the Money Market and Government Securities Portfolios pursuant to a reorganization succeeded to the assets and liabilities of the two Portfolios of Cash Equivalent Fund, Inc., a Maryland corporation organized on February 2, 1979. The Money Market and Government Securities Portfolios commenced operations on March 16, 1979 and December 1, 1981, respectively. Effective October 14, 1988, the Tax-Exempt Portfolio succeeded to the assets and liabilities of Tax-Exempt Money Market Fund, a Massachusetts business trust organized October 25, 1985. Effective January 31, 1986, Tax-Exempt Money Market Fund succeeded to the assets and liabilities of Tax-Exempt Money Market Fund, Inc., a Maryland corporation that was organized January 27, 1982 and commenced operations on July 9, 1982. The Fund may issue an unlimited number of shares of beneficial interest in one or more series ("Portfolios"), all having no par value. While only shares of the three previously described Portfolios are presently being offered, the Board of Trustees may authorize the issuance of additional Portfolios if deemed desirable. Since the Fund offers multiple Portfolios, it is known as a "series company." Shares of each Portfolio have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation of such Portfolio. Shares are fully paid and nonassessable when issued, are transferable without restriction and have no preemptive or conversion rights. The Fund is not required to hold annual shareholders' meetings and does not intend to do so. However, it will hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment management agreement. Subject to the Agreement and Declaration of Trust of the Fund, shareholders may remove trustees. Shareholders will vote by Portfolio and not in the aggregate except when voting in the aggregate is required under the 1940 Act, such as for the election of trustees.

Cash Equivalent
Fund
Prospectus


November 29, 1996



     CEF PRO 11/96   [LOGO PRINTED ON RECYCLED PAPER]

                              CASH EQUIVALENT FUND

                             CROSS-REFERENCE SHEET
                       BETWEEN ITEMS ENUMERATED IN PART B
              OF FORM N-1A AND STATEMENT OF ADDITIONAL INFORMATION

                     ITEM NUMBER                            LOCATION IN STATEMENT OF
                    OF FORM N-1A                  ADDITIONAL INFORMATION
                                                  ---------------------------------------------
10.   Cover Page...............................   Cover Page
11.   Table of Contents........................   Table of Contents
12.   General Information and History..........   Inapplicable
13.   Investment Objectives and Policies.......   Investment Restrictions; Municipal
                                                  Securities; Appendix--Ratings of Investments
14.   Management of the Fund...................   Investment Manager and Shareholder Services;
                                                  Officers and Trustees
15.   Control Persons and Principal Holders of
      Securities...............................   Officers and Trustees
16.   Investment Advisory and Other Services...   Investment Manager and Shareholder Services;
                                                  Officers and Trustees
17.   Brokerage Allocation and Other
      Practices................................   Portfolio Transactions
18.   Capital Stock and Other Securities.......   Shareholder Rights
19.   Purchase, Redemption and Pricing of
      Securities Being Offered.................   Purchase and Redemption of Shares; Dividends
                                                  Net Asset Value, and Taxes
20.   Tax Status...............................   Dividends, Net Asset Value and Taxes
21.   Underwriters.............................   Investment Manager and Shareholder Services
22.   Calculation of Performance Data..........   Performance
23.   Financial Statements.....................   Financial Statements

                      STATEMENT OF ADDITIONAL INFORMATION

                               NOVEMBER 29, 1996


                              CASH EQUIVALENT FUND

               222 SOUTH RIVERSIDE PLAZA, CHICAGO, ILLINOIS 60606

                                 1-800-231-8568


This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of Cash Equivalent Fund (the "Fund") dated November 29, 1996. The prospectus may be obtained without charge from the Fund.


                               ------------------

                               TABLE OF CONTENTS


                                                                            PAGE
            Investment Restrictions.......................................  B-1
            Municipal Securities..........................................  B-3
            Investment Manager and Shareholder Services...................  B-4
            Portfolio Transactions........................................  B-8
            Purchase and Redemption of Shares.............................  B-8
            Dividends, Net Asset Value and Taxes..........................  B-9
            Performance...................................................  B-10
            Officers and Trustees.........................................  B-15
            Special Features..............................................  B-16
            Shareholder Rights............................................  B-18
            Appendix--Ratings of Investments..............................  B-20



The financial statements appearing in the Fund's 1996 Annual Report to Shareholders are incorporated herein by reference. The Fund's Annual Report accompanies this Statement of Additional Information.



CEF-33 11/96                                    [LOGO PRINTED ON RECYCLED PAPER]

INVESTMENT RESTRICTIONS

The Fund has adopted for the Money Market Portfolio, the Government Securities Portfolio and the Tax-Exempt Portfolio certain investment restrictions which, together with the investment objective and policies of each Portfolio, cannot be changed for a Portfolio without approval by holders of a majority of its outstanding voting shares. As defined in the Investment Company Act of 1940, this means the lesser of the vote of (a) 67% of the shares of the Portfolio present at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of the Portfolio.

THE MONEY MARKET PORTFOLIO AND THE GOVERNMENT SECURITIES PORTFOLIO individually may not:

(1) Purchase securities or make investments other than in accordance with its investment objective and policies.

(2) Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of the Portfolio's assets would be invested in securities of that issuer.

(3) Purchase, in the aggregate with all other Portfolios, more than 10% of any class of securities of any issuer. All debt securities and all preferred stocks are each considered as one class.

(4) Invest more than 5% of the Portfolio's total assets in securities of issuers (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) which with their predecessors have a record of less than three years continuous operation.

(5) Enter into repurchase agreements if, as a result thereof, more than 10% of the Portfolio's total assets valued at the time of the transaction would be subject to repurchase agreements maturing in more than seven days.

(6) Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objective and policies).

(7) Borrow money except as a temporary measure for extraordinary or emergency purposes and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any money market instruments (any such borrowings under this section will not be collateralized). If, for any reason, the current value of the Portfolio's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Portfolio will, within three business days, reduce its indebtedness to the extent necessary. The Portfolio will not borrow for leverage purposes.

(8) Make short sales of securities, or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.

(9) Write, purchase or sell puts, calls or combinations thereof.

(10) Concentrate more than 25% of the value of the Portfolio's assets in any one industry; provided, however, that the Portfolio reserves freedom of action to invest up to 100% of its assets in certificates of deposit or bankers' acceptances or U.S. Government securities in accordance with its investment objective and policies.

(11) Purchase or retain the securities of any issuer if any of the officers, trustees or directors of the Fund or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

(12) Invest more than 5% of the Portfolio's total assets in securities restricted as to disposition under the federal securities laws (except commercial paper issued under Section 4(2) of the Securities Act of 1933).

(13) Invest for the purpose of exercising control or management of another issuer.

(14) Invest in commodities or commodity futures contracts or in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

(15) Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in the securities of issuers which invest in or sponsor such programs.

(16) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.

(17) Underwrite securities issued by others except to the extent the Portfolio may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

(18) Issue senior securities as defined in the Investment Company Act of 1940.

THE TAX-EXEMPT PORTFOLIO may not:

(1) Purchase securities or make investments other than in accordance with its investment objective and policies.

(2) Purchase securities (other than securities of the U.S. Government, its agencies or instrumentalities) if as a result of such purchase more than 25% of the Portfolio's total assets would be invested in any industry or in any one state, nor may it enter into a repurchase agreement if more than 10% of its assets would be subject to repurchase agreements maturing in more than seven days.

(3) Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities) if as a result more than 5% of the value of the Portfolio's assets would be invested in the securities of such issuer. For purposes of this limitation, the Portfolio will regard the entity which has the primary responsibility for the payment of interest and principal as the issuer.

(4) Invest more than 5% of the Portfolio's total assets in industrial development bonds sponsored by companies which with their predecessors have less than three years' continuous operation.

(5) Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objective and policies).

(6) Borrow money except from banks for temporary purposes (but not for the purpose of purchase of investments) and then only in an amount not to exceed one-third of the value of the Portfolio's total assets (including the amount borrowed) in order to meet redemption requests which otherwise might result in the untimely disposition of securities; or pledge the Portfolio's securities or receivables or transfer or assign or otherwise encumber them in an amount to exceed 10% of the Portfolio's net assets to secure borrowings. Reverse repurchase agreements made by the Portfolio are permitted within the limitations of this paragraph. The Portfolio will not purchase securities or make investments while reverse repurchase agreements or borrowings are outstanding.

(7) Make short sales of securities or purchase securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions.

(8) Write, purchase or sell puts, calls or combinations thereof, although the Portfolio may purchase Municipal Securities subject to Standby Commitments, Variable Rate Demand Notes or Repurchase Agreements in accordance with its investment objective and policies.

(9) Purchase or retain the securities of any issuer if any of the officers, trustees or directors of the Fund or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

(10) Invest more than 5% of the Portfolio's total assets in securities restricted as to disposition under the federal securities laws.

(11) Invest for the purpose of exercising control or management of another issuer.

(12) Invest in commodities or commodity futures contracts or in real estate except that the Portfolio may invest in Municipal Securities secured by real estate or interests therein.

(13) Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in Municipal Securities of issuers which invest in or sponsor such programs.

(14) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.

(15) Underwrite securities issued by others except to the extent the Portfolio may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

(16) Issue senior securities as defined in the Investment Company Act of 1940.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation. The Portfolios did not borrow money as permitted by investment restriction number 7 (Money Market and Government Securities Portfolios) and number 6 (Tax-Exempt Portfolio), in the latest fiscal year of the Fund, and they have no present intention of borrowing during the coming year. In any event, borrowings would only be made as permitted by such restrictions. The Tax-Exempt Portfolio may invest more than 25% of its total assets in industrial development bonds.

MUNICIPAL SECURITIES

Municipal Securities that the Tax-Exempt Portfolio may purchase include, without limitation, debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works. Other public purposes for which Municipal Securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities.

Municipal Securities, such as industrial development bonds, are issued by or on behalf of public authorities to obtain funds for purposes including privately operated airports, housing, conventions, trade shows, ports, sports, parking or pollution control facilities or for facilities for water, gas, electricity or sewage and solid waste disposal. Such obligations, which may include lease arrangements, are included within the term Municipal Securities if the interest paid thereon qualifies as exempt from federal income tax. Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute Municipal Securities, although current federal tax laws place substantial limitations on the size of such issues.

Municipal Securities generally are classified as "general obligation" or "revenue." General obligation notes are secured by the issuer's pledge of its full credit and taxing power for the payment of principal and interest. Revenue notes are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Industrial development bonds which are Municipal Securities are in most cases revenue bonds and generally do not constitute the pledge of the credit of the issuer of such bonds.

Examples of Municipal Securities that are issued with original maturities of one year or less are short-term tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes, pre-refunded municipal bonds, warrants and tax-free commercial paper.

Tax anticipation notes typically are sold to finance working capital needs of municipalities in anticipation of receiving property taxes on a future date. Bond anticipation notes are sold on an interim basis in anticipation of a municipality issuing a longer term bond in the future. Revenue anticipation notes are issued in expectation of receipt of other types of revenue such as those available under the Federal Revenue Sharing Program. Construction loan notes are instruments insured by the Federal Housing Administration with permanent financing by "Fannie Mae" (the Federal National Mortgage Association) or "Ginnie Mae" (the Government National Mortgage Association) at the end of the project construction period. Pre-refunded municipal bonds are bonds that are not yet refundable, but for which securities have been placed in escrow to refund an original municipal bond issue when it becomes refundable. Tax-free commercial paper is an unsecured promissory obligation issued or guaranteed by a municipal issuer. The Tax-Exempt Portfolio may purchase other Municipal Securities similar to the foregoing, that are or may become available, including securities issued to pre-refund other outstanding obligations of municipal issuers.

The federal bankruptcy statutes relating to the adjustments of debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material adverse changes in the rights of holders of obligations issued by such subdivisions or authorities.

Litigation challenging the validity under state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states, and legislation has been introduced to effect changes in public school finances in some states. In other instances there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or federal law which ultimately could affect the validity of those Municipal Securities or the tax-free nature of the interest thereon.

INVESTMENT MANAGER AND SHAREHOLDER SERVICES


INVESTMENT MANAGER. Zurich Kemper Investments, Inc. ("ZKI") is the Fund's investment manager. ZKI is wholly owned by ZKI Holding Corp. ZKI Holding Corp. is a more than 90% owned subsidiary of Zurich Holding Company of America, Inc., which is a wholly owned subsidiary of Zurich Insurance Company, an internationally recognized company providing services in life and non-life insurance, reinsurance and asset management. There is one investment management agreement for the Money Market Portfolio and the Government Securities Portfolio and a separate investment management agreement for the Tax-Exempt Portfolio. These agreements are substantially the same except that the graduated fee schedule under a particular agreement is applied only to the Portfolio or Portfolios subject to that agreement and the expense limitations contained in the agreements are different. Pursuant to the investment management agreements,

ZKI acts as the Fund's investment adviser, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical, bookkeeping and administrative services and permits any of its officers or employees to serve without compensation as trustees or officers of the Fund if elected to such positions. The Fund pays the expenses of its operations, including the fees and expenses of independent auditors, counsel, custodian and transfer agent and the cost of share certificates, reports and notices to shareholders, costs of calculating net asset value, brokerage commissions or transaction costs, taxes, registration fees, the fees and expenses of qualifying the Fund and its shares for distribution under federal and state securities laws and membership dues in the Investment Company Institute or any similar organization. The Fund's expenses generally are allocated among the Portfolios on the basis of relative net assets at the time of allocation, except that expenses directly attributable to a particular Portfolio are charged to that Portfolio.



The investment management agreements provide that ZKI shall not be liable for any error of judgment or of law, or for any loss suffered by the Fund in connection with the matters to which the agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of ZKI in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreements.



Each of the investment management agreements continues in effect from year to year for each Portfolio subject thereto so long as its continuation is approved at least annually by a majority vote of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Fund, cast in person at a meeting called for such purpose, and by the shareholders of each Portfolio subject thereto or the Board of Trustees. If continuation is not approved for a Portfolio, an investment management agreement nevertheless may continue in effect for any Portfolio for which it is approved and ZKI may continue to serve as investment manager for the Portfolio for which it is not approved to the extent permitted by the Investment Company Act of 1940. Each agreement may be terminated at any time upon 60 days notice by either party, or by a majority vote of the outstanding shares of a Portfolio subject thereto with respect to that Portfolio, and will terminate automatically upon assignment. Additional Portfolios may be subject to different agreements.



For the services and facilities furnished to the Money Market and Government Securities Portfolios, such Portfolios pay an annual investment management fee, payable monthly, on a graduated basis of .22% of the first $500 million of combined average daily net assets of such Portfolios, .20% of the next $500 million, .175% of the next $1 billion, .16% of the next $1 billion and .15% of combined average daily net assets of such Portfolios over $3 billion. ZKI has agreed to reimburse the Money Market and Government Securities Portfolios should all operating expenses of the Money Market and Government Securities Portfolios, including the investment management fee of ZKI but excluding taxes, interest, the distribution fee of KDI, extraordinary expenses (as determined by the Board of Trustees) and brokerage commissions or transaction costs, exceed .90% of the first $500 million, .80% of the next $500 million, .75% of the next $1 billion and .70% of average daily net assets of the Money Market and Government Securities Portfolios in excess of $2 billion on an annual basis. The investment management fee and the expense limitation for the Money Market and Government Securities Portfolios are computed based on average daily net assets of such Portfolios and are allocated among such Portfolios based upon the relative net assets of each.



For the services and facilities furnished to the Tax-Exempt Portfolio, such Portfolio pays an annual investment management fee, payable monthly, on a graduated basis of .22% of the first $500 million of average daily net assets,
 .20% of the next $500 million, .175% of the next $1 billion, .16% on the next $1 billion and .15% of average daily net assets of such Portfolio over $3 billion. ZKI has agreed to reimburse the Tax-Exempt Portfolio should all operating expenses of such Portfolio, including the compensation of ZKI but excluding taxes, interest, extraordinary expenses and brokerage commissions or transaction costs exceed 1 1/2% of the first $30 million of average daily net assets and 1% of average daily net assets of the Tax-Exempt Portfolio over $30 million on an annual basis.



For its services as investment adviser and manager and for facilities furnished the Fund during the fiscal year ended July 31, 1996, the Fund incurred investment management fees aggregating $5,401,000 for the Money Market Portfolio, $2,953,000 for the Government Securities Portfolio and $2,163,000 for the Tax-Exempt Portfolio. The Fund incurred investment management fees aggregating $5,833,000 for the Money Market Portfolio, $2,704,000 for the Government Securities Portfolio and $2,245,000 for the Tax-Exempt Portfolio for the 1995 fiscal year and $5,895,000 for the Money Market Portfolio, $3,535,000 for the Government Securities Portfolio and $2,659,000 for the Tax-Exempt Portfolio for the 1994 fiscal year.



DISTRIBUTOR AND ADMINISTRATOR. Pursuant to an administration, shareholder services and distribution agreement and an underwriting agreement (collectively "distribution agreement"), KDI serves as primary administrator, distributor and principal underwriter to the Fund to provide information and services for existing and potential shareholders. The distribution agreement provides that KDI shall appoint various firms to provide a cash management service for their customers or clients through the Fund. The firms are to provide such office space and equipment, telephone facilities, personnel and literature distribution as is necessary or appropriate for providing information and services to the firms' clients. The distribution agreement continues in effect from year to year so long as such continuance is approved at least annually by a vote of the Board of Trustees of the Fund, including the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the agreement. The agreement automatically terminates in the event of its assignment and may be terminated at any time without penalty by the Fund or by KDI upon six months' notice. Termination by the Fund may be by vote of a majority of the Board of Trustees, or a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the agreement, or a "majority of the outstanding voting securities" of the Fund as defined under the Investment Company Act of 1940. The distribution agreement may not be amended to increase the fee to be paid by the Fund without approval by a majority of the outstanding voting securities of the Fund and all material amendments must in any event be approved by the Board of Trustees in the manner described above with respect to the continuation of the agreement. The Portfolios of the Fund will vote separately with respect to the distribution agreement. For its services, the Fund pays KDI an annual distribution fee, payable monthly, of .38% of average daily net assets with respect to the Money Market and Government Securities Portfolios and .33% of average daily net assets with respect to the Tax-Exempt Portfolio.


KDI is the principal underwriter for shares of the Fund and acts as agent of the Fund in the sale of its shares. The Fund pays the cost for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and KDI pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective investors. KDI also pays for supplementary sales literature and advertising costs.

KDI has related services agreements with various broker-dealer firms to provide cash management and other services for the Fund shareholders. Such services and assistance may include, but may not be limited to, establishment and maintenance of shareholder accounts and records, processing purchase and redemption transactions, providing automatic investment in Fund shares of client account balances, answering routine inquiries regarding the Fund, assisting clients in changing account options, designations and addresses, and such other services as may be agreed upon from time to time and as may be permitted by applicable statute, rule or regulation. KDI also has services agreements with banking firms to provide the above listed services, except for certain distribution services that the banks may be prohibited from providing, for their clients who wish to invest in the Fund. KDI also may provide some of the above services for the Fund. KDI normally pays such firms at an annual rate ranging from .15% to .40% of average net assets of those accounts in the Money Market and Government Securities Portfolios that they maintain and service and ranging from .15% to .33% of average daily net assets of those accounts in the Tax-Exempt Portfolio that they maintain and service. KDI in its discretion may pay certain firms additional amounts. KDI may elect to keep a portion of the total distribution fee to compensate itself for functions performed for the Fund or to pay for sales materials or other promotional activities.

The distribution agreement and the related services agreements constitute the Rule 12b-1 plan of the Fund. Rule 12b-1 under the Investment Company Act of 1940 regulates the manner in which an investment company may, directly or indirectly, bear the expenses of distributing its shares.


For the fiscal year ended July 31, 1996, the Fund incurred distribution fees in the Money Market Portfolio, the Government Securities Portfolio and the Tax-Exempt Portfolio of $12,127,000, $6,631,000 and $3,418,000, respectively, for a total amount of $22,176,000. KDI remitted $12,423,000, $6,807,000 and
$3,319,000, respectively, to various firms, pursuant to the related services agreements. For the fiscal year ended July 31, 1996, KDI incurred expenses for underwriting, distribution and administration in the approximate amounts noted: fees to firms $22,549,000; advertising and literature $23,000; prospectus printing $22,000 and marketing and sales expenses $972,000 for a total of $23,566,000. A portion of the aforesaid marketing, sales and operating expenses could be considered overhead expense; however, KDI has made no attempt to differentiate between expenses that are overhead and those that are not.



Certain officers or trustees of the Fund are also directors or officers of ZKI and KDI as indicated under "Officers and Trustees."



CUSTODIAN, TRANSFER AGENT AND SHAREHOLDER SERVICE AGENT. Investors Fiduciary Trust Company ("IFTC"), 127 West 10th Street, Kansas City, Missouri 64105, as custodian, and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, as sub-custodian, have custody of all securities and cash of the Fund. They attend to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Fund. Pursuant to a services agreement with IFTC, Kemper Service Company ("KSvC"), an affiliate of ZKI, serves as "Shareholder Service Agent" and, as such, performs all of IFTC's duties as transfer agent and dividend paying agent. IFTC receives, as transfer agent, and pays to KSvC annual account fees of a maximum of $13 per account plus out-of-pocket expense reimbursement. During the fiscal year ended July 31, 1996, IFTC remitted shareholder service fees in the amount of $9,612,000 to KSvC as Shareholder Service Agent.


INDEPENDENT AUDITORS AND REPORTS TO SHAREHOLDERS. The Fund's independent auditors, Ernst & Young LLP, 233 South Wacker Drive, Chicago, Illinois 60606, audit and report on the Fund's annual financial statements, review certain regulatory reports and the Fund's federal income tax return, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Fund. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

PORTFOLIO TRANSACTIONS

Portfolio transactions are undertaken principally to pursue the objective of each Portfolio in relation to movements in the general level of interest rates, to invest money obtained from the sale of Fund shares, to reinvest proceeds from maturing portfolio securities and to meet redemptions of Fund shares. This may increase or decrease the yield of a Portfolio depending upon management's ability to correctly time and execute such transactions. Since a Portfolio's assets will be invested in securities with short maturities, its portfolio will turn over several times a year. Since securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, each Portfolio's portfolio turnover rate for reporting purposes will be zero.


ZKI and its affiliates furnish investment management services for the Kemper Funds and other clients including affiliated insurance companies. These entities may share some common research and trading facilities. At times investment decisions may be made to purchase or sell the same investment security for a Portfolio and for one or more of the other clients of ZKI or its affiliates. When two or more of such clients are simultaneously engaged in the purchase or sale of the same security through the same trading facility, the transactions are allocated as to amount and price in a manner considered equitable to each.



ZKI, in effecting purchases and sales of portfolio securities for the account of each Portfolio, will implement the Fund's policy of seeking the best execution of orders. Consistent with this policy, orders for portfolio transactions are placed with broker-dealer firms giving consideration to the quality, quantity and nature of the firm's professional services, which include execution, financial responsibility, responsiveness, clearance procedures, wire service quotations and statistical and other research information provided to the Fund and ZKI and its affiliates . Subject to seeking best execution of an order, brokerage is allocated on the basis of all services provided. Any research benefits derived are available for all clients of ZKI and its affiliates. The Fund expects that purchases and sales of portfolio securities usually will be principal transactions. Portfolio securities will normally be purchased directly from the issuer or from an underwriter or market maker for the securities. There are normally no brokerage commissions paid by the Fund for such purchases and none were paid by any Portfolio during the Fund's last three fiscal years. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked prices.


PURCHASE AND REDEMPTION OF SHARES


Shares of a Portfolio are sold at their net asset value next determined after an order and payment are received in the form described in the Fund's prospectus. The minimum initial investment is $1,000 and the minimum subsequent investment is $100 but such minimum amounts may be changed at any time. The Fund may waive the minimum for purchases by trustees, directors, officers or employees of the Fund or ZKI and its affiliates. An investor wishing to open an account should use the Account Information Form available from the Fund or financial services firms. Orders for the purchase of shares that are accompanied by a check drawn on a foreign bank (other than a check drawn on a Canadian bank in U.S. Dollars) will not be considered in proper form and will not be processed unless and until the Fund determines that it has received payment of the proceeds of the check. The time required for such a determination will vary and cannot be determined in advance.


Upon receipt by the Fund's Shareholder Service Agent (see "Purchase of Shares" in the prospectus) of a request for redemption in proper form, shares will be redeemed by the Fund at the applicable net asset value as described in the Fund's prospectus. A shareholder may elect to use either the regular or expedited redemption procedures.

The Fund may suspend the right of redemption or delay payment more than seven days (a) during any period when the New York Stock Exchange ("Exchange") is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of a Portfolio's investments is not reasonably practicable, or (ii) it is not reasonably practicable for the Portfolio to determine the value of its net assets, or (c) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Fund's shareholders.

Although it is the Fund's present policy to redeem in cash, if the Board of Trustees determines that a material adverse effect would be experienced by the remaining shareholders if payment were made wholly in cash, the Fund will pay the redemption price in whole or in part by a distribution of portfolio securities in lieu of cash, in conformity with the applicable rules of the Securities and Exchange Commission, taking such securities at the same value used to determine net asset value, and selecting the securities in such manner as the Board of Trustees may deem fair and equitable. If such a distribution occurred, shareholders receiving securities and selling them could receive less than the redemption value of such securities and in addition could incur certain transaction costs. Such a redemption would not be so liquid as a redemption entirely in cash. The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which the Fund is obligated to redeem shares of a Portfolio solely in cash up to the lesser of $250,000 or 1% of the net assets of the Portfolio during any 90-day period for any one shareholder of record.

DIVIDENDS, NET ASSET VALUE AND TAXES


DIVIDENDS. Dividends are declared daily and paid monthly. Shareholders will receive dividends in additional shares unless they elect to receive cash. Dividends will be reinvested monthly in shares of the Portfolio at the net asset value normally on the fifteenth day of each month if a business day, otherwise on the next business day. The Fund will pay shareholders who redeem their entire accounts all unpaid dividends at the time of the redemption not later than the next dividend payment date. Upon written request to the Shareholder Service Agent, a shareholder may elect to have Fund dividends invested without sales charge in shares of another Kemper Mutual Fund offering this privilege at the net asset value of such other fund. See "Special Features--Exchange Privilege" for a list of such other Kemper Mutual Funds. To use this privilege of investing Fund dividends in shares of another Kemper Mutual Fund, shareholders must maintain a minimum account value of $1,000 in this Fund.


Each Portfolio calculates its dividends based on its daily net investment income. For this purpose, the net investment income of the Portfolio consists of
(a) accrued interest income plus or minus amortized discount or premium (excluding market discount for the Tax-Exempt Portfolio), (b) plus or minus all short-term realized gains and losses on investments and (c) minus accrued expenses allocated to the Portfolio. Expenses of the Fund are accrued each day. While each Portfolio's investments are valued at amortized cost, there will be no unrealized gains or losses on such investments. However, should the net asset value of a Portfolio deviate significantly from market value, the Board of Trustees could decide to value the investments at market value and then unrealized gains and losses would be included in net investment income above.

NET ASSET VALUE. As described in the prospectus, each Portfolio values its portfolio instruments at amortized cost, which does not take into account unrealized capital gains or losses. This involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. Calculations are made to compare the value of a Portfolio's investments valued at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. If a deviation of
 1/2 of 1% or more were to occur between the net asset value per share calculated by reference to market values and a Portfolio's $1.00 per share net asset value, or if there were any other deviation which the Board of Trustees of the Fund believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated. If a Portfolio's net asset value per share (computed using market values) declined, or were expected to decline, below $1.00 (computed using amortized cost), the Board of Trustees of the Fund might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if a Portfolio's net asset value per share (computed using market values) were to increase, or were anticipated to increase above $1.00 (computed using amortized cost), the Board of Trustees of the Fund might supplement dividends in an effort to maintain the net asset value at $1.00 per share.

TAXES. Interest on indebtedness that is incurred to purchase or carry shares of a mutual fund portfolio which distributes exempt-interest dividends during the year is not deductible for federal income tax purposes. Further, the Tax-Exempt Portfolio may not be an appropriate investment for persons who are "substantial users" of facilities financed by industrial development bonds held by the Tax-Exempt Portfolio or are "related persons" to such users; such persons should consult their tax advisers before investing in the Tax-Exempt Portfolio.

The "Superfund Act of 1986" (the "Superfund Act") imposes a separate tax on corporations at a rate of 0.12 percent of the excess of such corporation's "modified alternative minimum taxable income" over $2 million. A portion of tax-exempt interest, including exempt-interest dividends from the Tax-Exempt Portfolio, may be includible in modified alternative minimum taxable income. Corporate shareholders are advised to consult their tax advisers with respect to the consequences of the Superfund Act.

PERFORMANCE

As reflected in the prospectus, the historical performance calculation for a Portfolio may be shown in the form of "yield," "effective yield" and, for the Tax-Exempt Portfolio only, "tax equivalent yield." These various measures of performance are described below.

Each Portfolio's yield is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. Under that method, the yield quotation is based on a seven-day period and is computed for each Portfolio as follows. The first calculation is net investment income per share, which is accrued interest on portfolio securities, plus or minus amortized discount or premium

(excluding market discount for the Tax-Exempt Portfolio), less accrued expenses. This number is then divided by the price per share (expected to remain constant at $1.00) at the beginning of the period ("base period return"). The result is then divided by 7 and multiplied by 365 and the resulting yield figure is carried to the nearest one-hundredth of one percent. Realized capital gains or losses and unrealized appreciation or depreciation of investments are not included in the calculation. For the seven-day period ended July 31, 1996, the Money Market Portfolio's yield was 4.64%, the Government Securities Portfolio's yield was 4.69%, and the Tax-Exempt Portfolio's yield was 2.99%.



Each Portfolio's effective yield is determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the effective yield is: (base period return +1)(365,7) - 1. For the seven-day period ended July 31, 1996, the Money Market Portfolio's effective yield was 4.75%, the Government Securities Portfolio's effective yield was 4.79%, and the Tax-Exempt Portfolio's effective yield was 3.03%.



The tax equivalent yield of the Tax-Exempt Portfolio is computed by dividing that portion of the Portfolio's yield (computed as described above) that is tax-exempt by (one minus the stated federal income tax rate) and adding the product to that portion, if any, of the yield of the Portfolio that is not tax-exempt. Based upon a marginal federal income tax rate of 37.1% and the Tax-Exempt Portfolio's yield computed as described above for the seven-day period ended July 31, 1996, the Tax-Exempt Portfolio's tax-equivalent yield was 4.82%. For additional information concerning tax-exempt yields, see "Tax-Exempt versus Taxable Yield" below.


Each Portfolio's yield fluctuates, and the publication of an annualized yield quotation is not a representation as to what an investment in the Portfolio will actually yield for any given future period. Actual yields will depend not only on changes in interest rates on money market instruments during the period in which the investment in the Portfolio is held, but also on such matters as Portfolio expenses.

Investors have an extensive choice of money market funds and money market deposit accounts and the information below may be useful to investors who wish to compare the past performance of the Money Market Portfolio, the Government Securities Portfolio and the Tax-Exempt Portfolio with that of their competitors. Past performance cannot be a guarantee of future results.


As indicated in the prospectus (see "Performance"), the performance of the Fund's Portfolios may be compared to that of other money market mutual funds tracked by Lipper Analytical Services, Inc. ("Lipper"). Lipper performance calculations include the reinvestment of all capital gain and income dividends for the periods covered by the calculations. A Portfolio's performance also may be compared to other money market funds reported by IBC Financial Data, Inc.'s, or Money Market Insight(R), reporting services on money market funds. As reported by IBC, all investment results represent yield (annualized results for the period net of management fees and expenses) and one year investment results are effective annual yields assuming reinvestment of dividends.

IBC and Lipper reported the following results for the Money Market Portfolio and the Government Securities Portfolio.



                        IBC                                    LIPPER ANALYTICAL SERVICES, INC.
                         Kemper                                                               Money
                         Money       Average Yield                               Kemper       Market
                         Market       All Taxable                                Money      Instrument
                       Portfolio     Money Market                                Market       Funds
 Period ended 7/31/96    Yield           Funds           Period ended 7/31/96  Portfolio     Average
---------------------- ----------   ---------------     ---------------------- ----------   ----------
7 days*...............    4.63%           4.82%         1 month...............     .43%         .40%
1 month...............    4.62            4.81          3 months..............    1.27         1.17
1 year................    4.94            5.12          1 year................    5.34         4.97



                                                                                               U.S.
                         Kemper                                                             Government
                       Government    Average Yield                               Kemper       Money
                       Securities   U.S. Government                            Government     Market
                       Portfolio      & Agencies                               Securities     Funds
 Period ended 7/31/96    Yield        Money Funds        Period ended 7/31/96  Portfolio     Average
---------------------- ----------   ---------------     ---------------------- ----------   ----------
7 days*...............    4.68%           4.65%         1 month...............     .43%         .39%
1 month...............    4.69            4.64          3 months..............    1.27         1.16
1 year................    5.00            4.95          1 year................    5.35         4.91



The following investment comparisons are based upon information reported by Lipper and IBC. In the comparison of the Tax-Exempt Portfolio's performance versus the comparison yields, the performance of that Portfolio has been adjusted on a taxable equivalent basis assuming a marginal federal tax rate of 37.1% (see "Tax-Exempt versus Taxable Yield" below for more information concerning taxable equivalent performance).



                                                               LIPPER ANALYTICAL SERVICES, INC.
                        IBC                                                                 Tax-Exempt
                         Kemper      Average Yield                                            Money
                       Tax-Exempt    All Tax-Free                                Kemper       Market
                       Portfolio     Money Market                              Tax-Exempt     Funds
 Period ended 7/31/96    Yield           Funds           Period ended 7/31/96  Portfolio     Average
---------------------- ----------   ---------------     ---------------------- ----------   ----------
7 days**..............    2.96%           2.98%         1 month...............     .26%         .22%
1 month...............    2.71            2.67          3 months..............     .82          .72
1 year................    3.11            3.12          1 year................    3.44         3.06



                       Tax-Exempt                                              Tax-Exempt     Money
                       Portfolio        Average                                Portfolio      Market
                        Taxable        Yield All                                Taxable     Instrument
                       Equivalent    Taxable Money                             Equivalent     Funds
 Period ended 7/31/96   Basis***     Market Funds        Period ended 7/31/96   Basis***     Average
---------------------- ----------   ---------------     ---------------------- ----------   ----------
7 days................    4.71%           4.82%         1 month...............     .41%         .40%
1 month...............    4.31            4.81          3 months..............    1.30         1.17
1 year................    4.94            5.12          1 year................    5.47         4.97


---------------

  * Period ended 7/30/96



 ** Period ended 7/29/96



*** Source: Zurich Kemper Investments, Inc. (not reported by IBC or Lipper).


BANK RATE MONITORTM, a financial reporting service which each week publishes average rates of bank and thrift institution money market deposit accounts and interest bearing checking accounts, reported the following results for the BANK RATE MONITOR National IndexTM, which is compared to the seven day average yield of the Money Market Portfolio and the Government Securities Portfolio:


                                BANK RATE MONITOR
                                National IndexTM
                                            Interest               Cash Equivalent
                           Money Market     Bearing                     Fund
                             Deposit        Checking     Money Market        Government
    Date                     Accounts       Accounts      Portfolio     Securities Portfolio
    --------------------   ------------   ------------   ------------   --------------------
    July 24, 1996.......        2.69%         1.41%          4.61%              4.69%


The rates published by the BANK RATE MONITOR National IndexTM are averages of the personal account rates offered on the Wednesday prior to the date of publication by 100 of the leading bank and thrift institutions in the ten largest Consolidated Metropolitan Statistical Areas. Account minimums range upward from $2,000 in each institution and compounding methods vary. Interest bearing checking accounts generally offer unlimited checking while money market deposit accounts generally restrict the number of checks that may be written. If more than one rate is offered, the lowest rate is used. Rates are determined by the financial institution and are subject to change at any time specified by the institution. Bank products represent a taxable alternative income producing product. Bank and thrift institution account deposits may be insured. Shareholder accounts in the Fund are not insured. Bank passbook savings accounts compete with money market mutual fund products with respect to certain liquidity features but may not offer all of the features available from a money market mutual fund, such as checkwriting. Bank passbook savings accounts normally offer a fixed rate of interest, while the yield of each Portfolio of the Fund fluctuates. Bank checking accounts normally do not pay interest but compete with money market mutual fund products with respect to certain liquidity features (e.g., the ability to write checks against the account). Bank certificates of deposit may offer fixed or variable rates for a set term. (Normally, a variety of terms are available.) Withdrawal of these deposits prior to maturity will normally be subject to a penalty. In contrast, shares of a Portfolio are redeemable at the net asset value next determined (normally, $1.00 per share) after a request is received, without charge.

Investors may also want to compare a Portfolio's performance to that of U.S. Treasury bills or notes because such instruments represent alternative income producing products. Treasury obligations are issued in selected denominations. Rates of U.S. Treasury obligations are fixed at the time of issuance and payment of principal and interest is backed by the full faith and credit of the U.S. Treasury. The market value of such instruments will generally fluctuate inversely with interest rates prior to maturity and will equal par value at maturity. Generally, the values of obligations with shorter maturities will fluctuate less than those with longer maturities. A Portfolio's yield will fluctuate. Also, while each Portfolio seeks to maintain a net asset value per share of $1.00, there is no assurance that it will be able to do so.

TAX-EXEMPT VERSUS TAXABLE YIELD. You may want to determine which investment--tax-exempt or taxable--will provide you with a higher after-tax return. To determine the tax equivalent yield, simply divide the yield from the tax-exempt investment by the sum of [1 minus your marginal tax rate]. The table below is provided for your convenience in making this calculation for selected tax-exempt yields and taxable income levels. These yields are presented for purposes of illustration only and are not representative of any yield that the Tax-Exempt Portfolio may generate. Both tables are based upon current law as to the 1996 federal tax rate schedules.



TAXABLE EQUIVALENT YIELD TABLE FOR PERSONS WHOSE ADJUSTED GROSS INCOME IS UNDER $117,950



                                           YOUR                              A TAX-EXEMPT YIELD OF:
           TAXABLE INCOME                MARGINAL                     3%         4%         5%         6%         7%
                                        FEDERAL TAX
                                                           2%
                                           RATE
     SINGLE              JOINT                                        IS EQUIVALENT TO A TAXABLE YIELD OF:
----------------------------------------------------------------------------------------------------------------------
$24,000-$58,150     $40,100-$96,900         28.0%         2.78       4.17       5.56       6.94       8.33        9.72
----------------------------------------------------------------------------------------------------------------------
Over $58,150        Over $96,900            31.0          2.90       4.35       5.80       7.25       8.70       10.14
----------------------------------------------------------------------------------------------------------------------



TAXABLE EQUIVALENT YIELD TABLE FOR PERSONS WHOSE ADJUSTED GROSS INCOME IS OVER $117,950*



                                               YOUR                              A TAX-EXEMPT YIELD OF:
             TAXABLE INCOME                  MARGINAL                     3%         4%         5%         6%          7%
                                            FEDERAL TAX
                                                               2%
                                               RATE
      SINGLE                JOINT                                         IS EQUIVALENT TO A TAXABLE YIELD OF:
---------------------------------------------------------------------------------------------------------------------------
$58,150-$121,300      $96,900-$147,700          31.9%         2.94       4.41       5.87       7.34        8.81       10.28
---------------------------------------------------------------------------------------------------------------------------
$121,300-$263,750     $147,700-$263,750         37.1          3.18       4.77       6.36       7.95        9.54       11.13
---------------------------------------------------------------------------------------------------------------------------
Over $263,750         Over $263,750             40.8          3.38       5.07       6.76       8.45       10.14       11.82
---------------------------------------------------------------------------------------------------------------------------



* This table assumes a decrease of $3.00 of itemized deductions for each $100 of adjusted gross income over $117,950. For a married couple with adjusted gross income between $176,950 and $299,450 (single between $117,950 and $240,450), add 0.7% to the above Marginal Federal Tax Rate for each personal and dependency exemption. The taxable equivalent yield is the tax-exempt yield divided by: 100% minus the adjusted tax rate. For example, if the table tax rate is 37.1% and you are married with no dependents, the adjusted tax rate is 38.5% (37.1% + 0.7% + 0.7%). For a tax-exempt yield of 6%, the taxable equivalent yield is about 9.8% (6% / (100% - 38.5%)).


OFFICERS AND TRUSTEES


The officers and trustees of the Fund, their birthdates, their principal occupations and their affiliations, if any, with ZKI, the investment manager and KDI, the principal underwriter, are as follows (the number following each persons title is the number of investment companies managed by ZKI and its affiliates, for which he or she holds similar positions):



DAVID W. BELIN (6/20/28), Trustee (24), 2000 Financial Center, 7th and Walnut, Des Moines, Iowa; Member, Belin Harris Lamson McCormick, P.C. (attorneys).



LEWIS A. BURNHAM (1/8/33), Trustee (24), 16410 Avila Boulevard, Tampa, Florida; Director, Management Consulting Services, McNulty & Company; formerly, Executive Vice President, Anchor Glass Container Corporation.



DONALD L. DUNAWAY (3/8/37), Trustee (24), 7515 Pelican Bay Boulevard, #903, Naples, Florida; Retired; formerly, Executive Vice President, A. O. Smith Corporation (diversified manufacturer).



ROBERT B. HOFFMAN (12/11/36), Trustee (24), 800 North Lindbergh Boulevard, St. Louis, Missouri; Senior Vice President and Chief Financial Officer, Monsanto Company (chemical products); formerly, Vice President, FMC Corporation (manufacturer of machinery and chemicals); prior thereto, Director, Executive Vice President and Chief Financial Officer, Staley Continental, Inc. (food products).

DONALD R. JONES (1/17/30), Trustee (24), 1776 Beaver Pond Road, Inverness, Illinois; Retired; Director, Motorola, Inc. (manufacturer of electronic equipment and components); formerly, Executive Vice President and Chief Financial Officer, Motorola, Inc.



DOMINIQUE P. MORAX (10/02/48), Trustee* (37), 222 S. Riverside Plaza, Chicago, Illinois; Member, Extended Corporate Executive Board, Zurich Insurance Company, Director, ZKI.



SHIRLEY D. PETERSON (9/3/41), Trustee (24), 401 Rosemont Avenue, Frederick, Maryland; President, Hood College, Maryland; prior thereto, Partner, Steptoe & Johnson (attorneys); prior thereto, Commissioner, Internal Revenue Service; prior thereto, Assistant Attorney General, U.S. Department of Justice.



WILLIAM P. SOMMERS (7/22/33), Trustee (24), 333 Ravenswood Avenue, Menlo Park, California; President and Chief Executive Officer, SRI International (research and development); formerly, Executive Vice President, Iameter (medical information and educational service provider); prior thereto, Senior Vice President and Director, Booz, Allen & Hamilton, Inc. (management consulting firm) (retired); Director, Rohr, Inc., Therapeutic Discovery Corp. and Litton Industries.



STEPHEN B. TIMBERS (8/8/44), President and Trustee* (37), 222 South Riverside Plaza, Chicago, Illinois; President, Chief Executive Officer, Chief Investment Officer and Director; ZKI; Director, KDI and LTV Corporation.



JOHN E. NEAL (3/9/50), Vice President* (37), 222 South Riverside Plaza, Chicago, Illinois; President, Kemper Funds Group, a unit of ZKI; Director, ZKI and KDI.



CHARLES R. MANZONI, JR. (1/23/47), Vice President* (37), 222 South Riverside Plaza, Chicago, Illinois; Executive Vice President, Secretary and General Counsel of ZKI; formerly, Partner, Gardner, Carton & Douglas (attorneys).



J. PATRICK BEIMFORD, Jr., (5/25/50), Vice President* (23), 222 South Riverside Plaza, Chicago, Illinois; Executive Vice President and Chief Investment Officer--Fixed Income Investments, ZKI.



FRANK J. RACHWALSKI, Jr., (3/26/45), Vice President* (9), 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President, ZKI.



JOHN W. STUEBE (1/7/49), Vice President* (2), 222 South Riverside Plaza, Chicago, Illinois; First Vice President, ZKI.



JEROME L. DUFFY (6/29/36), Treasurer* (37), 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President, ZKI.



PHILIP J. COLLORA (11/15/45), Vice President and Secretary* (37), 222 South Riverside Plaza, Chicago, Illinois; Attorney, Senior Vice President and Assistant Secretary, ZKI.



ELIZABETH C. WERTH (10/1/47), Assistant Secretary* (29), 222 South Riverside Plaza, Chicago, Illinois; Vice President, ZKI; Vice President and Director of State Registrations, KDI.


* Interested persons as defined in the Investment Company Act of 1940.


The trustees and officers who are "interested persons" as designated above receive no compensation from the Fund. The table below shows amounts paid or accrued to those trustees who are not designated

"interested persons" during the Fund's 1996 fiscal year except that the information in the last column is for calendar year 1995.



                                                                                    TOTAL COMPENSATION
                                                                                      FROM FUND AND
                                                                                       KEMPER FUND
                                                          AGGREGATE COMPENSATION         COMPLEX
                    NAME OF TRUSTEE                             FROM FUND           PAID TO TRUSTEES**
-------------------------------------------------------   ----------------------    ------------------
David W. Belin*........................................          $ 14,700                $149,700
Lewis A. Burnham.......................................             8,200                 111,000
Donald L. Dunaway*.....................................            13,400                 151,000
Robert B. Hoffman......................................             8,100                 105,500
Donald R. Jones........................................             8,300                 110,700
Shirley D. Peterson***.................................             6,600                  44,500
William P. Sommers.....................................             8,000                 100,700


---------------

  * Includes deferred fees and interest thereon pursuant to deferred compensation agreements with Kemper funds. Deferred amounts accrue interest monthly at a rate equal to the yield of Kemper Money Funds--Kemper Money Market Fund. Total deferred amounts and interest accrued through July 31, 1996 are $149,500 for Mr. Belin and $106,800 for Mr. Dunaway.



 ** Includes compensation for service on the boards of twenty-three Kemper funds with 40 fund portfolios. Each trustee currently serves as a trustee of 24 Kemper funds and 41 fund portfolios.



*** Appointed trustee of certain Kemper fund boards on June 15, 1995.



On November 8, 1996, the officers and trustees of the Fund, as a group, owned less than 1% of the then outstanding shares of each Portfolio and the following persons owned of record 5% or more of the outstanding shares of the Portfolios of the Fund: Chicago Corporation, 208 S. LaSalle St., Chicago, IL 60604 (13.76% of the Money Market Portfolio and 7.05% of the Government Securities Portfolio); Roney & Co., 1 Griswold, Detroit, MI 48226 (17.26% of the Money Market Portfolio, 38.75% of the Government Securities Portfolio and 9.13% of the Tax-Exempt Portfolio); Hilliard Lyons, 4th Ave. & Muhammed Ali Blvd., Louisville, KY 40202 (27.04% of the Money Market Portfolio and 16.61% of the Tax-Exempt Portfolio); D.A. Davidson & Co., P.O. Box 5015, Great Falls, MT 59403 (15.12% of the Money Market Portfolio).


SPECIAL FEATURES


EXCHANGE PRIVILEGE. Subject to the limitations described below, Class A Shares (or the equivalent) of the following Kemper Mutual Funds may be exchanged for each other at their relative net asset values: Kemper Technology Fund, Kemper Total Return Fund, Kemper Growth Fund, Kemper Small Capitalization Equity Fund, Kemper Income and Capital Preservation Fund, Kemper Municipal Bond Fund, Kemper Diversified Income Fund, Kemper High Yield Fund, Kemper U.S. Government Securities Fund, Kemper International Fund, Kemper State Tax-Free Income Series, Kemper Adjustable Rate U.S. Government Fund, Kemper Blue Chip Fund, Kemper Global Income Fund, Kemper Target Equity Fund (series are subject to a limited offering period), Kemper Intermediate Municipal Bond Fund, Kemper Cash Reserves Fund, Kemper U.S. Mortgage Fund, Kemper Short-Intermediate Government Fund, Kemper-Dreman Fund, Inc., Kemper Value+Growth Fund, Kemper Quantitative Equity Fund, Kemper Horizon Fund, Kemper Europe Fund and Kemper Asian Growth Fund ("Kemper Mutual Funds") and certain "Money Market Funds" (Kemper Money Funds, Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Tax-Exempt New York Money Market Fund and Investors Cash Trust). Shares of Money Market Funds and Kemper Cash Reserves Fund that were acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange. In addition, shares of a Kemper Mutual Fund with a value in excess of $1,000,000, other than a Money Market Fund and Kemper Cash

Reserves Fund, acquired by exchange from another Fund may not be exchanged thereafter until they have been owned for 15 days (the "15 Day Hold Policy"). For purposes of determining whether the 15 Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged shall be computed by aggregating the value of shares being exchanged for all accounts under common control, direction or advice, including without limitation accounts administered by a financial services firm offering market timing, asset allocation or similar services. Series of Kemper Target Equity Fund will be available on exchange only during the Offering Period for such series as described in the prospectus for such series. Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Tax-Exempt New York Money Market Fund and Investors Cash Trust are available on exchange but only through a financial services firm having a services agreement with KDI with respect to such Funds. Exchanges may only be made for funds that are eligible for sale in the shareholder's state of residence. Currently, Tax-Exempt California Money Market Fund is available for sale only in California and Tax-Exempt New York Money Market Fund is available for sale only in New York, Connecticut, New Jersey and Pennsylvania.



The total value of shares being exchanged must at least equal the minimum investment requirement of the Kemper fund into which they are being exchanged. Exchanges are made based on relative dollar values of the shares involved in the exchange. There is no service fee for an exchange; however, financial services firms may charge for their services in expediting exchange transactions. Exchanges will be effected by redemption of shares of the fund held and purchase of shares of the other fund. For federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss may be realized, depending upon whether the value of the shares being exchanged is more or less than the shareholder's adjusted cost basis. Shareholders interested in exercising the exchange privilege may obtain an exchange form and prospectuses of the other funds from financial services firms or KDI. Exchanges also may be authorized by telephone if the shareholder has given authorization. Once the authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-231-8568 or in writing, subject to the limitations on liability described in the prospectus. Any share certificates must be deposited prior to any exchange of such shares. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone exchange privilege. The exchange privilege is not a right and may be suspended, terminated or modified at any time. Except as otherwise permitted by applicable regulation, 60 days' prior written notice of any termination or material change will be provided.


SYSTEMATIC WITHDRAWAL PROGRAM. An owner of $5,000 or more of a Portfolio's shares may provide for the payment from the owner's account of any requested dollar amount to be paid to the owner or the owner's designated payee monthly, quarterly, semi-annually or annually. The $5,000 minimum account size is not applicable to Individual Retirement Accounts. Dividend distributions will be reinvested automatically at net asset value. A sufficient number of full and fractional shares will be redeemed to make the designated payment. Depending upon the size of the payments requested, redemptions for the purpose of making such payments may reduce or even exhaust the account. The program may be amended on thirty days notice by the Fund and may be terminated at any time by the shareholder or the Fund. Firms provide varying arrangements for their clients to redeem Fund shares on a periodic basis. Such firms may independently establish minimums for such services.


TAX-SHELTERED RETIREMENT PROGRAMS. The Shareholder Service Agent provides retirement plan services and documents and KDI can establish your account in any of the following types of retirement plans:



- Individual Retirement Accounts (IRAs) with Investors Fiduciary Trust Company as custodian. This includes Simplified Employee Pension Plan (SEP) IRA accounts and prototype documents.

- 403(b) Custodial Accounts with IFTC as custodian. This type of plan is available to employees of most non-profit organizations.


- Prototype money purchase pension and profit-sharing plans may be adopted by employers. The maximum contribution per participant is the lesser of 25% of compensation or $30,000.


Brochures describing the above plans as well as providing model defined benefit plans, target benefit plans, 457 plans, 401(k) plans and materials for establishing them are available from the Shareholder Service Agent upon request. The brochures for plans with IFTC as custodian describe the current fees payable to IFTC for its services as custodian. Investors should consult with their own tax advisers before establishing a retirement plan.



ELECTRONIC FUNDS TRANSFER PROGRAMS. For your convenience, the Fund has established several investment and redemption programs using electronic funds transfer via the Automated Clearing House (ACH). There is currently no charge by the Fund for these programs. To use these features, your financial institution (your employer's financial institution in the case of payroll deposit) must be affiliated with an Automated Clearing House (ACH). This ACH affiliation permits the Shareholder Service Agent to electronically transfer money between your bank account, or employer's payroll bank in the case of Direct Deposit, and your Fund account. Your bank's crediting policies of these transferred funds may vary. These features may be amended or terminated at any time by the Fund. Shareholders should contact Kemper Service Company at 1-800-231-8568 or the financial services firm through which their account was established for more information. These programs may not be available through some firms that distribute shares of the Fund.


SHAREHOLDER RIGHTS

The Fund generally is not required to hold meetings of its shareholders. Under the Agreement and Declaration of Trust of the Fund ("Declaration of Trust"), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the adoption of any contract for which shareholder approval is required by the Investment Company Act of 1940 ("1940 Act"); (c) any termination of the Fund to the extent and as provided in the Declaration of Trust; (d) any amendment of the Declaration of Trust (other than amendments changing the name of the Fund or any Portfolio, establishing a Portfolio, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); (e) as to whether a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Fund or the shareholders, to the same extent as the stockholders of a Massachusetts business corporation; and (f) such additional matters as may be required by law, the Declaration of Trust, the By-laws of the Fund, or any registration of the Fund with the Securities and Exchange Commission or any state, or as the trustees may consider necessary or desirable. The shareholders also would vote upon changes in fundamental investment objectives, policies or restrictions.

Each trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of his successor or until such trustee sooner dies, resigns, retires or is removed by a majority vote of the shares entitled to vote (as described below) or a majority of the trustees. In accordance with the 1940 Act (a) the Fund will hold a shareholder meeting for the election of trustees at such time as less than a majority of the trustees have been elected by shareholders, and (b) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the trustees have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders.

Trustees may be removed from office by a vote of the holders of a majority of the outstanding shares at a meeting called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon the written request of ten or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the outstanding shares of the Fund stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Fund has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

The Declaration of Trust provides that the presence at a shareholder meeting in person or by proxy of at least 30% of the shares entitled to vote on a matter shall constitute a quorum. Thus, a meeting of shareholders of the Fund could take place even if less than a majority of the shareholders were represented on its scheduled date. Shareholders would in such a case be permitted to take action which does not require a larger vote than a majority of a quorum, such as the election of trustees and ratification of the selection of auditors. Some matters requiring a larger vote under the Declaration of Trust, such as termination or reorganization of the Fund and certain amendments of the Declaration of Trust, would not be affected by this provision; nor would matters which under the 1940 Act require the vote of a "majority of the outstanding voting securities" as defined in the 1940 Act.

The Declaration of Trust specifically authorizes the Board of Trustees to terminate the Fund (or any Portfolio) by notice to the shareholders without shareholder approval.


Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of the Fund. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the trustees. Moreover, the Declaration of Trust provides for indemnification out of Fund property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund and the Fund will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by ZKI remote and not material, since it is limited to circumstances in which a disclaimer is inoperative and the Fund itself is unable to meet its obligations.

APPENDIX--RATINGS OF INVESTMENTS

                            COMMERCIAL PAPER RATINGS

A-1, A-2 AND PRIME-1, PRIME-2 COMMERCIAL PAPER RATINGS

Commercial paper rated by Standard & Poor's Corporation has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1, A-2 or A-3.

The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc. Among the factors considered by them in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1, 2 or 3.

MIG-1 AND MIG-2 MUNICIPAL NOTES

Moody's Investors Service, Inc.'s ratings for state and municipal notes and other short-term loans will be designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short- term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run. Loans designated MIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans designated MIG-2 are of high quality, with margins of protection ample although not so large as in the preceding group.

          STANDARD & POOR'S CORPORATION BOND RATINGS, CORPORATE BONDS

AAA. This is the highest rating assigned by Standard & Poor's Corporation to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A. Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

                  MOODY'S INVESTORS SERVICE, INC. BOND RATINGS

AAA. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

    Cash Equivalent Fund                                                       2

   -----------------------------------------------------------------------------
   MONEY MARKET PORTFOLIO
   Investments at July 31, 1996
   (Value in thousands)

   -----------------------------------------------------------------------------

  CORPORATE OBLIGATIONS                               Value
   BANKING--2.5%
   ---------------------------------------------------------
   Sumitomo Bank Capital Markets, Inc.
     5.52% - 5.53%, 8/5/96 - 8/19/96              $   49,916
   ---------------------------------------------------------
(a)Wells Fargo & Co.
     5.58%, 9/18/96                                   20,002
   ---------------------------------------------------------
                                                   69,918
   BUSINESS LOANS--24.2%
   ---------------------------------------------------------
   Astro Capital Corp.
     5.50% - 5.53%, 8/30/96 - 9/10/96                 34,830
   ---------------------------------------------------------
   Broadway Capital Corp.
     5.47%, 8/1/96                                    10,000
   ---------------------------------------------------------
   CSW Credit, Inc.
     5.46%, 8/28/96                                   14,939
   ---------------------------------------------------------
   CXC Incorporated
     5.42%, 8/12/96                                   24,959
   ---------------------------------------------------------
   Clipper Receivables Corp.
     5.40%, 8/23/96                                   24,918
   ---------------------------------------------------------
(a)Emprise I Corporation
     5.70%, 9/23/96                                   25,000
   ---------------------------------------------------------
   Enterprise Funding Corp.
     5.35% - 5.45%, 8/1/96 - 8/15/96                  49,963
   ---------------------------------------------------------
(a)Finova Capital Corporation
     5.58%, 8/15/96                                   35,000
   ---------------------------------------------------------
   First Brands Commercial Inc.
     5.45%, 8/12/96                                   14,975
   ---------------------------------------------------------
(a)Heller Financial, Inc.
     5.61% - 5.66%, 8/1/96 - 10/1/96                  35,007
   ---------------------------------------------------------
   Jet Funding Corporation
     5.54%, 9/30/96                                   39,637
   ---------------------------------------------------------
   Madison Funding Corp.
     5.44%, 8/20/96                                   24,928
   ---------------------------------------------------------
   Monte Rosa Capital Corp.
     5.41%, 8/12/96                                   24,959
   ---------------------------------------------------------
   National Fleet Funding Corp.
     5.44% - 5.49%, 8/21/96 - 8/23/96                 34,892
   ---------------------------------------------------------
   Orix America, Inc.
     5.31% - 5.50%, 8/1/96 - 9/4/96                   52,415
   ---------------------------------------------------------
   Prudential Funding Corp.
     5.38%, 8/12/96                                   24,959
   ---------------------------------------------------------
   Receivables Capital Corp.
     5.44%, 8/12/96                                    9,983
   ---------------------------------------------------------
(a)Sanwa Business Credit Corp.
     5.55% - 5.57%, 8/5/96 - 8/16/96                  50,000
   ---------------------------------------------------------

                                                       Value
   Sony Capital Corp.
     5.43%, 8/6/96                                $   19,985
   ---------------------------------------------------------
   Stellar Capital Corporation
     5.43% - 5.47%, 8/7/96 - 9/12/96                  44,851
   ---------------------------------------------------------
   Windmill Funding Corp.
     5.40% - 5.44%, 8/15/96 - 8/28/96                 49,847
   ---------------------------------------------------------
   Working Capital Management Co., L.P.
     5.48%, 8/13/96                                   24,955
   ---------------------------------------------------------
                                                     671,002
   CAPITAL AND EQUIPMENT LENDING--3.4%
   ---------------------------------------------------------
   Deere (John) Capital Corporation
     5.42%, 8/22/96                                   24,922
   ---------------------------------------------------------
   Golden Manager's Acceptance Corp.
     5.40%, 8/21/96                                   34,895
   ---------------------------------------------------------
   IBM Credit Corp.
     5.98%, 5/29/97                                   24,952
   ---------------------------------------------------------
   SRD Finance Inc.
     5.44%, 8/8/96                                     9,989
   ---------------------------------------------------------
                                                      94,758
   COMMUNICATIONS AND MEDIA--.9%
   ---------------------------------------------------------
   Electronic Data Systems Corp.
     5.35%, 8/2/96                                    24,996
   ---------------------------------------------------------

   CONSUMER LENDING--10.1%
   ---------------------------------------------------------
   American Express Credit Corp.
     5.36%, 8/14/96                                   24,952
   ---------------------------------------------------------
(a)American Honda Finance Corporation
     5.55%, 8/12/96                                   25,000
   ---------------------------------------------------------
(a)Chrysler Financial Corporation
     5.88%, 8/15/96                                   10,006
   ---------------------------------------------------------
   Countrywide Funding Corporation
     5.43%, 8/27/96                                   24,903
   ---------------------------------------------------------
   Ford Motor Credit Company
(a)  5.33%, 8/5/96                                    11,000
     5.39%, 8/27/96                                   24,903
   ---------------------------------------------------------
(b)GMAC Mortgage Corporation of Pennsylvania
     5.68%, 8/30/96                                   29,863
   ---------------------------------------------------------
(a)Household Finance Corp.
     5.47%, 8/28/96                                   25,000
   ---------------------------------------------------------
   Mitsubishi Motors Credit of America, Inc.
     5.47% - 5.48%, 8/1/96 - 8/5/96                   34,994
   ---------------------------------------------------------
   New Center Asset Trust
     5.41%, 8/26/96                                   24,907
   ---------------------------------------------------------

       Cash Equivalent Fund                                                    3
      --------------------------------------------------------------------------
      MONEY MARKET PORTFOLIO
      Investments at July 31, 1996
      (Value in thousands)

      --------------------------------------------------------------------------

   (a)PHH Corporation                                  Value
        5.37%, 8/26/96                               $    9,997
      ---------------------------------------------------------
      Sears Roebuck Acceptance Corp.
        5.42%, 9/12/96                                   34,780
      ---------------------------------------------------------
                                                        280,305
      CONSUMER PRODUCTS AND SERVICES--.9%
      ---------------------------------------------------------
      Coca-Cola Enterprises Inc.
        5.45%, 8/6/96                                    24,981
      ---------------------------------------------------------
      DIVERSIFIED FINANCE--8.4%
      ---------------------------------------------------------
      APEX Funding Corp.
        5.66%, 10/31/96                                   9,859
      ---------------------------------------------------------
      Associates Corporation of North America
        5.44%, 8/26/96                                   49,813
      ---------------------------------------------------------
      Dynamic Funding Corporation
        5.50% - 5.59%, 8/5/96 - 8/9/96                   39,960
      ---------------------------------------------------------
      General Electric Capital Corp.
        5.41%, 8/19/96                                   49,866
      ---------------------------------------------------------
      Norwest Financial, Inc.
        5.41%, 8/14/96                                   24,951
      ---------------------------------------------------------
      Old Line Funding Corp.
        5.40% - 5.43%, 8/20/96 - 9/4/96                  34,878
      ---------------------------------------------------------
      STRAIT Capital Corporation
        5.43%, 9/3/96                                    24,876
      ---------------------------------------------------------
                                                        234,203
      FINANCIAL SERVICES--7.2%
      ---------------------------------------------------------
   (a)Bear Stearns Companies Inc.
        5.52% - 5.53%, 8/6/96 - 8/19/96                  30,000
      ---------------------------------------------------------
   (a)CS First Boston, Inc.
        5.51%, 8/14/96                                   10,000
      ---------------------------------------------------------
   (a)Goldman, Sachs & Co.
        5.47%, 8/25/96                                   35,000
      ---------------------------------------------------------
(a)(b)Lehman Brothers Holdings Inc.
        5.59%, 8/21/96                                   40,000
      ---------------------------------------------------------
      Morgan Stanley Group Inc.
        5.40%, 8/13/96                                   24,955
      ---------------------------------------------------------
      Nomura Holding America Inc.
        5.47%, 8/5/96                                    24,985
      ---------------------------------------------------------
      Salomon Inc.
        6.00% - 6.42%, 1/17/97 - 4/21/97                 33,879
      ---------------------------------------------------------
                                                        198,819
      HEALTH CARE AND PRODUCTS--1.2%
      ---------------------------------------------------------
      American Home Food Products Inc.
        5.45%, 8/15/96                                   34,927
      ---------------------------------------------------------

                                                    Value
      MANUFACTURING AND INDUSTRIAL--2.2%
      ---------------------------------------------------------
      IBM Corporation
        5.26%, 2/28/97                               $    9,986
      ---------------------------------------------------------
      Whirlpool Corporation
        5.47%, 8/22/96                                   49,842
      ---------------------------------------------------------
                                                         59,828
      UTILITIES--6.3%
      ---------------------------------------------------------
      AES Shady Point, Inc.
        5.50%, 9/4/96                                    14,923
      ---------------------------------------------------------
      Brazos River Authority, Texas
        5.43%, 8/8/96                                    50,000
      ---------------------------------------------------------
      GTE Corporation
        5.41% - 5.46%, 8/7/96 - 8/30/96                  49,869
      ---------------------------------------------------------
      Gulf Coast Waste Authority, Texas
        5.43%, 9/9/96                                    34,000
      ---------------------------------------------------------
      Nynex Corporation
        5.41%, 8/8/96                                    24,974
      ---------------------------------------------------------
                                                        173,766
      ---------------------------------------------------------

      TOTAL CORPORATE OBLIGATIONS--67.3%
      (average maturity: 28 days)                     1,867,503
      ---------------------------------------------------------

      BANK OBLIGATIONS

      CERTIFICATES OF DEPOSIT
   (a)FCC National Bank
        5.36%, 8/1/96                                    14,998
      ---------------------------------------------------------
   (a)First National Bank of Boston
        5.36%, 8/1/96                                    14,994
      ---------------------------------------------------------
      Harris Trust & Savings Bank
        6.10%, 6/17/97                                    9,995
      ---------------------------------------------------------
   (a)Key Bank of Maine
        5.44%, 8/14/96                                   19,992
      ---------------------------------------------------------
      MBNA America Bank N.A.
        5.41% - 5.42%, 8/21/96 - 9/12/96                 50,000
      ---------------------------------------------------------
   (a)Mercantile Bankshares Corporation
        5.61%, 8/19/96                                   15,005
      ---------------------------------------------------------
      NationsBank N.A.
        5.72%, 4/30/97                                   14,994
      ---------------------------------------------------------
   (a)PNC Bank N.A.
        5.40% - 5.41% 8/5/96 - 8/20/96                   49,987
      ---------------------------------------------------------

      TOTAL BANK OBLIGATIONS--6.9%
      (average maturity: 52 days)                       189,965
      ---------------------------------------------------------

 Cash Equivalent Fund                                                          4
--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO
Investments at July 31, 1996
(Value in thousands)

--------------------------------------------------------------------------------

(c)REPURCHASE AGREEMENTS                            Value
(Dated 6/96 and 7/96, collateralized by
Federal Home Loan Mortgage Corporation,
Federal National Mortgage Association,
Government National Mortgage Association and
U.S. Treasury securities)
---------------------------------------------------------
Chase Securities, Inc.
(held at The Chase Manhattan Bank, N.A.)
  5.41%, 8/14/96 - 8/23/96                     $  100,000
---------------------------------------------------------
Goldman, Sachs & Co.
(held at The Bank of New York)
  5.40% - 5.65%, 8/1/96 - 9/11/96                 315,000
---------------------------------------------------------
Lehman Government Securities Inc.
(held at The Chase Manhattan Bank, N.A.)
  5.36% - 5.42%, 8/6/96 - 9/10/96                 225,000
---------------------------------------------------------
Salomon Brothers Inc.
(held at The Bank of New York)
  5.40%, 9/13/96                                   25,000
---------------------------------------------------------

                                                    Value
TOTAL REPURCHASE AGREEMENTS--24.0%
(average maturity: 25 days)                    $  665,000
---------------------------------------------------------

U.S. TREASURY NOTES--1.6%
(average maturity: 183 days)
  5.06%, 1/31/97                                   45,522
---------------------------------------------------------

TOTAL INVESTMENTS--99.8%
(average maturity: 31 days)                     2,767,990
---------------------------------------------------------

CASH AND OTHER ASSETS,
LESS LIABILITIES--.2%                               6,605
---------------------------------------------------------

NET ASSETS--100%                               $2,774,595
---------------------------------------------------------

See accompanying Notes to Portfolios of Investments.

    Cash Equivalent Fund                                                       5

   -----------------------------------------------------------------------------
   GOVERNMENT SECURITIES PORTFOLIO
   Investments at July 31, 1996
   (Value in thousands)

   -----------------------------------------------------------------------------

   -----------------------------------------------------------------------------

                                                       Value
   U.S. TREASURY NOTES--4.6%
   (average maturity: 183 days)
       5.08%, 1/31/97                             $   73,839
   ---------------------------------------------------------
   SHORT-TERM NOTES
   (Issued or guaranteed by U.S. Government
   agencies or instrumentalities)
   ---------------------------------------------------------
(a)Agency for International Development
     Government of Israel
       5.75%, 8/6/96                                   5,663
   ---------------------------------------------------------
(a)Export-Import Bank of the United States
     Cathay Pacific Airways Limited
       5.69%, 8/13/96                                 20,101
     KA Leasing, Ltd.
       5.69%, 8/15/96                                 17,287
     Kuwait Investment Authority
       5.80%, 8/15/96                                 35,508
     VARIG Brazilian Airlines
       5.69%, 8/15/96                                 21,953
   ---------------------------------------------------------
   Federal Farm Credit Banks
       5.81%, 8/1/96                                  32,200
   ---------------------------------------------------------
   Federal Home Loan Bank
(a)    5.43%, 8/2/96                                  25,605
       5.36%, 10/11/96                                 9,897
   ---------------------------------------------------------
   Federal Home Loan Bank
     Downey Savings & Loan
       5.58%, 11/14/96                                 5,413
   ---------------------------------------------------------
(a)Federal National Mortgage Association
       5.59% - 5.85%, 8/1/96 - 8/6/96                 86,979
   ---------------------------------------------------------
(a)Overseas Private Investment Corporation
     International Paper Company
       5.69%, 8/15/96                                 14,500
     Omolon
       5.64%, 8/6/96                                  19,500
   ---------------------------------------------------------
   Student Loan Marketing Association
(a)    5.53% - 5.87%, 8/6/96 - 6/30/97               221,185
       6.10%, 6/30/97                                 16,929
   ---------------------------------------------------------
   Tennessee Valley Authority
       5.18%, 1/15/97                                  3,011
   ---------------------------------------------------------

   TOTAL SHORT-TERM NOTES--33.6%
   (average maturity: 36 days)                       535,731
   ---------------------------------------------------------

                                                       Value
(c)REPURCHASE AGREEMENTS
   (Dated 6/96 and 7/96, collateralized by
   Federal Home Loan Mortgage Corporation,
   Federal National Mortgage Association,
   Government National Mortgage Association and
   U.S. Treasury securities)
   ---------------------------------------------------------
   Bear, Stearns & Co. Inc.
       5.39% - 5.40%, 8/5/96 - 8/19/96            $   90,000
   ---------------------------------------------------------
   CS First Boston Inc.
   (held at The Chase Manhattan Bank, N.A.)
       5.35% - 5.80%, 8/1/96 - 8/5/96                 62,500
   ---------------------------------------------------------
   Chase Securities, Inc.
   (held at The Chase Manhattan Bank, N.A.)
       5.37% - 5.39%, 8/5/96 - 8/7/96                164,000
   ---------------------------------------------------------
   Donaldson, Lufkin & Jenrette Securities
   Corporation
   (held at The Chase Manhattan Bank, N.A.)
       5.75%, 8/1/96                                  70,000
   ---------------------------------------------------------
   Goldman, Sachs & Co.
   (held at The Bank of New York)
       5.40% - 5.42%, 9/4/96 - 9/18/96               147,000
   ---------------------------------------------------------
   Lehman Government Securities Inc.
   (held at The Chase Manhattan Bank, N.A.)
       5.39% - 5.42%, 8/14/96 - 9/4/96               153,500
   ---------------------------------------------------------
   Nikko Securities Co. International, Inc.
   (held at The Bank of New York)
       5.35% - 5.37%, 8/14/96 - 8/19/96              100,000
   ---------------------------------------------------------
   Nomura Securities International, Inc.
   (held at The Bank of New York)
       5.40% - 5.41%, 8/14/96 - 8/19/96              125,000
   ---------------------------------------------------------
   Salomon Brothers Inc.
   (held at The Bank of New York)
       5.43%, 8/7/96                                  70,000
   ---------------------------------------------------------

   TOTAL REPURCHASE AGREEMENTS--61.6%
   (average maturity: 14 days)                       982,000
   ---------------------------------------------------------

   TOTAL INVESTMENTS--99.8%
   (average maturity: 30 days)                     1,591,570
   ---------------------------------------------------------

   CASH AND OTHER ASSETS,
   LESS LIABILITIES--.2%                               2,558
   ---------------------------------------------------------

   NET ASSETS--100%                               $1,594,128
   ---------------------------------------------------------

 Cash Equivalent Fund                                                          6

--------------------------------------------------------------------------------
TAX-EXEMPT PORTFOLIO
Investments at July 31, 1996
(Value in thousands)

--------------------------------------------------------------------------------

      (a)VARIABLE RATE DEMAND SECURITIES         Value
ALABAMA
---------------------------------------------------------
Birmingham
Special Care Facilities Financing Authority
    4.05%                                      $    3,960
ALASKA
---------------------------------------------------------
Industrial Development and Export Authority
    4.20%                                           1,200
ARIZONA
---------------------------------------------------------
Health Facilities Authority
    3.65%                                          12,000
CALIFORNIA
---------------------------------------------------------
Los Angeles
Harbor Improvement Corporation
    3.70%                                          12,500
DELAWARE
---------------------------------------------------------
New Castle County
General Motors Corporation
    3.70%                                           3,775
DISTRICT OF COLUMBIA
---------------------------------------------------------
General Obligation
    3.75%                                          13,300
---------------------------------------------------------
National Children's Center, Inc.
    3.65%                                           6,100
GEORGIA
---------------------------------------------------------
DeKalb County
Pollution Control Revenue
    3.80%                                           5,000
---------------------------------------------------------
Fulton County
Development Authority
    3.70%                                           7,515
---------------------------------------------------------
Wayne County
Solid Waste Management Authority
    4.45%                                           4,400
ILLINOIS
---------------------------------------------------------
Alsip
Industrial Development Revenue
    3.70%                                           3,750
---------------------------------------------------------
Chicago
O'Hare International Airport
Special Facility Revenue
    3.65%                                           7,800
---------------------------------------------------------

                                                 Value
Development Finance Authority
    4.04%                                      $   15,800
---------------------------------------------------------
Havana
Industrial Development Revenue
    3.90%                                           3,000
---------------------------------------------------------
Health Facilities Authority
    3.70%                                          10,000
---------------------------------------------------------
Rockford
Industrial Project Revenue
    3.89%                                           6,300
---------------------------------------------------------
Student Loan Revenue
    3.75%                                           8,000
INDIANA
---------------------------------------------------------
Fort Wayne
Hospital Authority
    3.60%                                           3,515
---------------------------------------------------------
Health Facility Financing Authority
    3.86%                                          21,490
---------------------------------------------------------
Ossian
Economic Development
    3.75%                                           5,000
---------------------------------------------------------
Rockport
Pollution Control Revenue
    3.65%                                          10,000
---------------------------------------------------------
Seymour
Economic Development Revenue
    4.25%                                           3,600
IOWA
---------------------------------------------------------
Higher Education Loan Authority
    4.10%                                           9,700
KANSAS
---------------------------------------------------------
Kansas City
Pollution Control Revenue
    3.80%                                          20,835
KENTUCKY
---------------------------------------------------------
Boone County
  Industrial Development Revenue
    3.90%                                           4,700
  Pollution Control Revenue
    3.55%                                           8,000
---------------------------------------------------------
Bowling Green
Industrial Building Revenue
    4.25%                                           2,400
---------------------------------------------------------

 Cash Equivalent Fund                                                          7
--------------------------------------------------------------------------------
TAX-EXEMPT PORTFOLIO
Investments at July 31, 1996
(Value in thousands)

--------------------------------------------------------------------------------

Shelbyville                                      Value
Industrial Building Revenue
    4.25%                                      $    3,500
MARYLAND
---------------------------------------------------------
Baltimore County
Multi-Family Housing Revenue
    3.85%                                          10,994
MONTANA
---------------------------------------------------------
Forsyth
Pollution Control Revenue
    3.85%                                           4,500
NEVADA
---------------------------------------------------------
Department of Business and Industry
    3.85%                                           5,000
NEW YORK
---------------------------------------------------------
New York City
General Obligation
    3.68%                                          22,400
NORTH CAROLINA
---------------------------------------------------------
Lenoir County
Pollution Control Financing Authority
    3.90%                                           6,000
OREGON
---------------------------------------------------------
Economic Development Revenue
    3.85%                                           4,500
PENNSYLVANIA
---------------------------------------------------------
Delaware County
Redevelopment Authority
    4.60%                                          13,000
---------------------------------------------------------
Delaware Valley
Regional Finance Authority
    3.70%                                          18,200
---------------------------------------------------------
Lehigh County
Industrial Development Authority
    3.55%                                          10,300
SOUTH CAROLINA
---------------------------------------------------------
Richland County
Hospital Revenue
    4.10%                                           5,300
---------------------------------------------------------

                                                 Value
TENNESSEE
---------------------------------------------------------
Clarksville
Public Building Authority
    3.65%                                      $    7,300
---------------------------------------------------------
Nashville and Davidson County
Multi-Family Housing Revenue
    4.20%                                           5,000
---------------------------------------------------------
Smyrna Housing Association
Multi-Family Housing Revenue
    4.20%                                           3,000
TEXAS
---------------------------------------------------------
Calhoun County
Industrial Development Authority
    3.75%                                          21,500
UTAH
---------------------------------------------------------
Ogden City
Industrial Development Revenue
    4.10%                                           3,750
VERMONT
---------------------------------------------------------
Economic Development Authority
    4.15%                                           5,000
VIRGINIA
---------------------------------------------------------
Louisa County
Industrial Development Authority
    3.65%                                          21,900
WASHINGTON
---------------------------------------------------------
Port Angeles
Industrial Development Corporation
    4.25%                                           7,400
WISCONSIN
---------------------------------------------------------
Eau Claire
Solid Waste Disposal Revenue
    3.75%                                           9,000
---------------------------------------------------------

TOTAL VARIABLE RATE
DEMAND SECURITIES--43.1%
(average maturity: 6 days)                        401,184
---------------------------------------------------------

OTHER SECURITIES
ALASKA
---------------------------------------------------------
Valdez
Marine Terminal Revenue
    3.40% - 3.80%, 8/8/96 - 9/11/96                19,700
---------------------------------------------------------

 Cash Equivalent Fund                                                          8
--------------------------------------------------------------------------------
TAX-EXEMPT PORTFOLIO
Investments at July 31, 1996
(Value in thousands)

--------------------------------------------------------------------------------

ARIZONA                                          Value
---------------------------------------------------------
Salt River Project
Agricultural Improvement and Power District
    3.40% - 3.70%, 8/9/96 - 9/20/96            $   33,900
CALIFORNIA
---------------------------------------------------------
Revenue Anticipation Warrants
    3.97%, 6/30/97                                  9,041
COLORADO
---------------------------------------------------------
Denver City and County
Airport System Revenue
    3.75% - 3.95%, 8/8/96 - 8/13/96                39,505
---------------------------------------------------------
Platte River Power Authority
    3.65%, 8/8/96                                   5,700
FLORIDA
---------------------------------------------------------
Orlando
Waste Water System Revenue
    3.50%, 8/21/96                                  4,065
---------------------------------------------------------
Pinellas County
Educational Facilities Authority
    3.50%, 8/12/96                                  7,700
---------------------------------------------------------
Sarasota County
Public Hospital District
    3.85%, 8/13/96                                  5,850
---------------------------------------------------------
Sunshine State Governmental Financing
    Commission
    3.40% - 3.65%, 8/21/96 - 9/26/96               23,350
GEORGIA
---------------------------------------------------------
Municipal Electric Authority
    3.60% - 3.75%, 8/15/96 - 9/11/96               23,650
---------------------------------------------------------
Municipal Gas Authority
    3.70%, 8/13/96                                  7,115
ILLINOIS
---------------------------------------------------------
Chicago
General Obligation
    3.60%, 9/10/96                                  2,500
---------------------------------------------------------
Development Finance Authority
    3.50%, 8/21/96                                  7,300
---------------------------------------------------------
Educational Facilities Authority
    3.30% - 3.60%, 8/12/96 - 9/27/96               21,509
---------------------------------------------------------

                                                 Value
INDIANA
---------------------------------------------------------
Bond Bank
Advance Funding Program Notes
    3.50%, 1/9/97                                  11,035
---------------------------------------------------------
Jasper County
Pollution Control Revenue
    3.45%, 8/20/96                                  2,400
---------------------------------------------------------
Sullivan
Pollution Control Revenue
    3.50%, 8/14/96                                  9,790
KANSAS
---------------------------------------------------------
Burlington
Pollution Control and Improvement Revenue
    3.75%, 9/11/96                                 18,700
KENTUCKY
---------------------------------------------------------
Danville
Multi-City Lease Revenue
    3.75%, 9/11/96                                 10,755
---------------------------------------------------------
Pendleton County
Multi-County Lease Revenue
    3.75%, 9/11/96                                 24,040
MARYLAND
---------------------------------------------------------
Anne-Arundel County
Port Facilities Revenue
    3.65%, 9/20/96                                  6,000
MICHIGAN
---------------------------------------------------------
Strategic Fund
    3.65%, 9/12/96                                 10,000
MINNESOTA
---------------------------------------------------------
University of Minnesota
    3.60%, 9/25/96                                  8,000
MISSISSIPPI
---------------------------------------------------------
Claiborne County
Pollution Control Revenue
    3.75%, 9/11/96                                  8,375
NEBRASKA
---------------------------------------------------------
Public Power District
    3.60%, 9/25/96                                  4,000
NEW HAMPSHIRE
---------------------------------------------------------
Business Finance Authority
    3.60% - 3.70%, 8/14/96 - 8/21/96               16,500
---------------------------------------------------------

 Cash Equivalent Fund                                                          9
--------------------------------------------------------------------------------
TAX-EXEMPT PORTFOLIO
Investments at July 31, 1996
(Value in thousands)

--------------------------------------------------------------------------------

NEW YORK                                         Value
---------------------------------------------------------
Nassau County
Revenue Anticipation Notes
    3.40%, 3/5/97                              $   10,020
---------------------------------------------------------
New York City
Municipal Water Finance Authority
    3.60%, 9/20/96                                  4,800
---------------------------------------------------------
State Dormitory Authority
    3.65%, 8/14/96 - 9/11/96                       11,400
NORTH CAROLINA
---------------------------------------------------------
Municipal Power Agency
    3.40% - 3.50%, 8/12/96 - 8/19/96               22,800
OHIO
---------------------------------------------------------
Air Quality Development Authority
    3.60%, 9/19/96                                  3,450
PENNSYLVANIA
---------------------------------------------------------
Philadelphia School District
Tax and Revenue Anticipation Notes
    4.00%, 6/30/97                                 11,049
TEXAS
---------------------------------------------------------
Austin
Combined Utility Systems
    3.40% - 3.45%, 8/20/96 - 8/21/96                6,850
---------------------------------------------------------
Brazoria County
Brazos River Harbor Navigation District
    3.65% - 3.75%, 8/8/96 - 9/25/96                17,500
---------------------------------------------------------
Houston
Water and Sewer System
    3.45%, 8/20/96                                  8,500
---------------------------------------------------------
Lower Colorado River Authority
    3.50%, 8/12/96                                  5,000
---------------------------------------------------------
Municipal Power Agency
    3.45%, 8/20/96                                  2,000
---------------------------------------------------------
San Antonio
Electric and Gas Systems
    3.25%, 9/12/96                                 16,000
---------------------------------------------------------
Tax and Revenue Anticipation Notes
    3.94%, 8/30/96                                  8,505
---------------------------------------------------------

                                                 Value
UTAH
---------------------------------------------------------
Intermountain Power Agency
    3.50%, 8/14/96 - 8/21/96                       28,900
VIRGINIA
---------------------------------------------------------
Chesterfield
Industrial Development Authority
    3.60%, 9/19/96                                  9,000
---------------------------------------------------------
Louisa County
Industrial Development Authority
    3.65%, 9/18/96 - 9/26/96                        6,390
---------------------------------------------------------
Norfolk
Industrial Development Authority
    3.65% - 3.70%, 8/8/96 - 8/12/96                11,000
---------------------------------------------------------
York County
Industrial Development Authority
    3.75%, 9/11/96                                  6,000
WYOMING
---------------------------------------------------------
Converse County
Pollution Control Revenue
    3.65%, 9/20/96                                  2,800
---------------------------------------------------------
TOTAL OTHER
SECURITIES--57.1%
(average maturity: 45 days)                       532,444
---------------------------------------------------------
TOTAL INVESTMENTS--100.2%
(average maturity: 28 days)                       933,628
---------------------------------------------------------
LIABILITIES, LESS CASH AND
OTHER ASSETS--(.2)%                                (2,064)
---------------------------------------------------------
NET ASSETS--100%                               $  931,564
---------------------------------------------------------

See accompanying Notes to Portfolios of Investments.

Cash Equivalent Fund                                                          10
--------------------------------------------------------------------------------

NOTES TO PORTFOLIOS OF INVESTMENTS

Interest rates represent annualized yield to date of maturity, except for variable rate securities described in Note (a). For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same. Likewise, carrying value approximates principal amount.

(a) Variable rate securities. The rates shown are the current rates at July 31, 1996. The dates shown represent the demand date or the next interest rate change date. Securities in the Tax-Exempt Portfolio shown without a date are payable within five business days and are backed by credit support agreements from banks or insurance institutions.

(b) Illiquid securities. At July 31, 1996, the aggregate value of illiquid securities was $69,863,000 in the Money Market Portfolio, which represented 2.5% of net assets.

(c) Repurchase agreements are fully collateralized by U.S. Government securities. All collateral is held at the Fund's custodian bank, Investors Fiduciary Trust Company, or at subcustodian banks, as indicated. The collateral is monitored daily by the Fund so that its market value exceeds the carrying value of the repurchase agreement.

See accompanying Notes to Financial Statements.

Cash Equivalent Fund                                                          11
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS
CASH EQUIVALENT FUND

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of the Money Market, Government Securities and Tax-Exempt Portfolios, comprising Cash Equivalent Fund, as of July 31, 1996, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal periods since 1992. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of July 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Portfolios comprising Cash Equivalent Fund at July 31, 1996, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the fiscal periods since 1992, in conformity with generally accepted accounting principles.

                                             ERNST & YOUNG LLP

Chicago, Illinois
September 18, 1996

 Cash Equivalent Fund                                                         12

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
July 31, 1996
(in thousands)

--------------------------------------------------------------------------------

                                                                               MONEY          GOVERNMENT
                                                                               MARKET         SECURITIES       TAX-EXEMPT
ASSETS                                                                       PORTFOLIO        PORTFOLIO        PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
Investments, at amortized cost:
  Short-term securities                                                      $2,102,990         609,570          933,628
------------------------------------------------------------------------------------------------------------------------
  Repurchase agreements                                                         665,000         982,000               --
------------------------------------------------------------------------------------------------------------------------
Cash                                                                             11,482           3,473            3,244
------------------------------------------------------------------------------------------------------------------------
Receivable for:
  Interest                                                                        6,138           7,276            6,267
------------------------------------------------------------------------------------------------------------------------
  Fund shares sold                                                                  538             175               70
------------------------------------------------------------------------------------------------------------------------
  Securities sold                                                                    --              --              700
------------------------------------------------------------------------------------------------------------------------
      Total assets                                                            2,786,148       1,602,494          943,909
------------------------------------------------------------------------------------------------------------------------
LIABILITIES AND NET ASSETS
------------------------------------------------------------------------------------------------------------------------
Payable for:
  Dividends                                                                       5,660           3,329            1,198
------------------------------------------------------------------------------------------------------------------------
  Fund shares redeemed                                                            3,512           3,585            1,394
------------------------------------------------------------------------------------------------------------------------
  Securities purchased                                                               --              --            9,041
------------------------------------------------------------------------------------------------------------------------
  Management fee                                                                    398             230              167
------------------------------------------------------------------------------------------------------------------------
  Distribution services fee                                                         881             510              260
------------------------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses                            452             344               90
------------------------------------------------------------------------------------------------------------------------
  Other                                                                             650             368              195
------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                          11,553           8,366           12,345
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                                  $2,774,595       1,594,128          931,564
------------------------------------------------------------------------------------------------------------------------
THE PRICING OF SHARES
------------------------------------------------------------------------------------------------------------------------
Shares outstanding                                                            2,774,595       1,594,128          931,564
------------------------------------------------------------------------------------------------------------------------
Net asset value and redemption price per share                                    $1.00            1.00             1.00
------------------------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

 Cash Equivalent Fund                                                         13

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
Year ended July 31, 1996
(in thousands)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                                                    MONEY          GOVERNMENT
                                                                                   MARKET          SECURITIES     TAX-EXEMPT
                                                                                  PORTFOLIO        PORTFOLIO      PORTFOLIO
                                                                                  -----------------------------------------
INTEREST INCOME                                                                   $ 183,353          99,325          39,198
---------------------------------------------------------------------------------------------------------------------------
EXPENSES:
  Management fee                                                                      5,401           2,953           2,163
---------------------------------------------------------------------------------------------------------------------------
  Distribution services fee                                                          12,127           6,631           3,418
---------------------------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses                             10,212           3,791           1,398
---------------------------------------------------------------------------------------------------------------------------
  Reports to shareholders                                                               308             147              97
---------------------------------------------------------------------------------------------------------------------------
  Registration costs                                                                     89             190             123
---------------------------------------------------------------------------------------------------------------------------
  Professional fees                                                                      83              34              22
---------------------------------------------------------------------------------------------------------------------------
  Trustees' fees and other                                                              110              75              56
---------------------------------------------------------------------------------------------------------------------------
    Total expenses                                                                   28,330          13,821           7,277
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                               155,023          85,504          31,921
---------------------------------------------------------------------------------------------------------------------------
Net realized loss on investments                                                    (22,662)             --              --
---------------------------------------------------------------------------------------------------------------------------
Change in unrealized depreciation on investments                                     22,662              --              --
---------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                              $ 155,023          85,504          31,921
---------------------------------------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
Years ended July 31, 1996 and 1995
(in thousands)

----------------------------------------------------------------------------------------------------------------------------
                                                MONEY MARKET             GOVERNMENT SECURITIES             TAX-EXEMPT
                                                  PORTFOLIO                    PORTFOLIO                   PORTFOLIO
                                         -----------------------------------------------------------------------------------
                                             1996           1995           1996          1995          1996          1995
                                         -----------------------------------------------------------------------------------
Operations, dividends and
capital share activity
Net investment income                    $    155,023        167,290        85,504        78,031        31,921        34,140
----------------------------------------------------------------------------------------------------------------------------
Net realized loss                             (22,662)            --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------
Change in unrealized depreciation              22,662        (22,662)           --            --            --            --
----------------------------------------------------------------------------------------------------------------------------
Capital contribution from investment
manager                                            --         22,662            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------
Dividends to shareholders from net
investment income                            (155,023)      (167,290)      (85,504)      (78,031)      (31,921)      (34,140)
----------------------------------------------------------------------------------------------------------------------------
Capital share transactions (dollar
amounts and number of shares are the
same):
Shares sold                                11,488,265     11,972,864     5,702,420     5,708,371     3,741,602     3,660,114
----------------------------------------------------------------------------------------------------------------------------
Shares issued in reinvestment of
dividends                                     156,119        163,874        85,164        76,210        32,004        33,430
----------------------------------------------------------------------------------------------------------------------------
                                           11,644,384     12,136,738     5,787,584     5,784,581     3,773,606     3,693,544
Shares redeemed                           (12,463,083)   (11,930,689)   (5,978,554)   (5,537,494)   (3,951,903)   (3,720,584)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from capital
share transactions and total increase
(decrease) in net assets                     (818,699)       206,049      (190,970)      247,087      (178,297)      (27,040)
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of year                           3,593,294      3,387,245     1,785,098     1,538,011     1,109,861     1,136,901
----------------------------------------------------------------------------------------------------------------------------
End of year                              $  2,774,595      3,593,294     1,594,128     1,785,098       931,564     1,109,861
----------------------------------------------------------------------------------------------------------------------------

 Cash Equivalent Fund                                                         14

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1. DESCRIPTION OF THE FUND

Cash Equivalent Fund is an open-end management investment company organized as a business trust under the laws of Massachusetts currently offering three series of shares (Portfolios). The Money Market Portfolio invests primarily in short-term high quality obligations of major banks and corporations. The Government Securities Portfolio invests exclusively in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements thereon. The Tax-Exempt Portfolio invests in short-term high quality municipal securities.

2. SIGNIFICANT ACCOUNTING POLICIES

Investment valuation
Investments are stated at amortized cost, which approximates market value. In the event that a deviation of 1/2 of 1% or more exists between a Portfolio's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action should be initiated.

Investment transactions and interest income
Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments.

Expenses
Expenses arising in connection with a Portfolio are allocated to that Portfolio. Other Fund expenses are allocated among the Portfolios in proportion to their relative net assets.

Fund share valuation and dividends to shareholders
Fund shares are sold and redeemed on a continuous basis at net asset value. On each day that the New York Stock Exchange is open for trading, each Portfolio determines its net asset value per share (NAV) by dividing the total value of the Portfolio's investments and other assets, less liabilities, by the number of Portfolio shares outstanding. The NAV is determined at 11:00 a.m., 1:00 p.m. and 3:00 p.m. Chicago time for the Money Market and Government Securities Portfolios and at 11:00 a.m. and 3:00 p.m. Chicago time for the Tax-Exempt Portfolio. Each Portfolio declares a daily dividend, equal to its net investment income for that day, payable monthly. Net investment income consists of all interest income plus (minus) all taxable realized gains (losses) on portfolio securities, minus all expenses of the Portfolio.

Federal income taxes
Each Portfolio has complied with the special provisions of the Internal Revenue Code available to investment companies and therefore no federal income tax provision is required.

3. TRANSACTIONS WITH AFFILIATES

Management agreement
The Fund has a management agreement with Zurich Kemper Investments, Inc. (ZKI) and pays a management fee for the Money Market and Government Securities Portfolios at an annual rate of .22% of the first $500 million of combined average daily net assets of those Portfolios declining to .15% of combined average daily net assets in excess of $3 billion. The Tax-Exempt Portfolio pays a management fee at an annual rate of .22% of the first $500 million of average daily net assets of such Portfolio declining to .15% of average daily net assets in excess of $3 billion. During the year ended July 31, 1996,

 Cash Equivalent Fund                                                         15
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

the Fund incurred management fees of $10,517,000.

Distribution agreement
The Fund also has an administration, shareholder services and distribution agreement with Kemper Distributors, Inc. (KDI). For its services as primary distributor, the Fund pays KDI an annual fee of .38% of average daily net assets for the Money Market and Government Securities Portfolios and .33% of average daily net assets for the Tax-Exempt Portfolio. For the year ended July 31, 1996, the Fund incurred distribution fees of $22,176,000. KDI has related service agreements with various firms to provide cash management and other services for Fund shareholders. Under these agreements, KDI pays such firms based on the average daily net assets of those accounts that they maintain and service at an annual rate ranging from .15% to .40% for the Money Market and Government Securities Portfolios, and from .15% to .33% for the Tax-Exempt Portfolio. During the year ended July 31, 1996, KDI paid fees of $22,549,000 to various firms pursuant to the related service agreements.

Shareholder services agreement
Pursuant to a services agreement with the Fund's transfer agent, Kemper Service Company (KSvC) is the shareholder service agent of the Fund. Under the agreement, KSvC received shareholder services fees of $9,612,000 for the year ended July 31, 1996.

Officers and trustees
Certain officers or trustees of the Fund are also officers or directors of ZKI. During the year ended July 31, 1996, the Fund made no payments to its officers and incurred trustees' fees of $71,000 to independent trustees.

 Cash Equivalent Fund                                                         16

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                                    YEAR ENDED JULY 31,
MONEY MARKET PORTFOLIO                                               1996         1995         1994         1993         1992
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                  $1.00         1.00         1.00         1.00         1.00
-----------------------------------------------------------------------------------------------------------------------------
Net investment income and dividends declared                          .05          .05          .03          .03          .04
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                        $1.00         1.00         1.00         1.00         1.00
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                         4.94%        4.95         2.82         2.60         4.09
-----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
Expenses                                                              .89%         .87          .88          .85          .82
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                4.86%        4.84         2.78         2.57         4.01
-----------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of year (in thousands)                       $2,774,595    3,593,294    3,387,245    3,616,636    3,916,708
-----------------------------------------------------------------------------------------------------------------------------

Note:

The Money Market Portfolio's total return for the year ended July 31, 1995 includes the effect of a capital contribution from the investment manager. Without the capital contribution, the total return would have been 4.28%.

                                                                                    YEAR ENDED JULY 31,
GOVERNMENT SECURITIES PORTFOLIO                                      1996         1995         1994         1993         1992
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                  $1.00         1.00         1.00         1.00         1.00
-----------------------------------------------------------------------------------------------------------------------------
Net investment income and dividends declared                          .05          .05          .03          .03          .04
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                        $1.00         1.00         1.00         1.00         1.00
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                         5.00%        4.96         2.82         2.60         4.12
-----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
Expenses                                                              .79%         .81          .81          .78          .75
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                4.90%        4.87         2.72         2.57         4.06
-----------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of year (in thousands)                       $1,594,128    1,785,098    1,538,011    2,825,357    3,000,890
-----------------------------------------------------------------------------------------------------------------------------

                                                                                    YEAR ENDED JULY 31,
TAX-EXEMPT PORTFOLIO                                                 1996         1995         1994         1993         1992
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                  $1.00         1.00         1.00         1.00         1.00
-----------------------------------------------------------------------------------------------------------------------------
Net investment income and dividends declared                          .03          .03          .02          .02          .03
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                        $1.00         1.00         1.00         1.00         1.00
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                         3.11%        3.21         2.05         2.12         3.29
-----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
Expenses                                                              .70%         .68          .68          .64          .64
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                3.08%        3.15         2.02         2.09         3.21
-----------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of year (in thousands)                         $931,564    1,109,861    1,136,901    1,417,307    1,289,560
-----------------------------------------------------------------------------------------------------------------------------

 Cash Equivalent Fund                                                         17
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

FEDERAL TAX STATUS OF 1996 DIVIDENDS

All of the dividends from the Money Market and Government Securities Portfolios are taxable as ordinary income. All of the dividends from the Tax-Exempt Portfolio constitute tax-exempt interest which is not taxable for federal income tax purposes; however, a portion of the dividends paid may be includable in the alternative minimum tax calculation.

These dividends, whether received in cash or reinvested in shares, must be included in your federal income tax return and must be reported by the Fund to the Internal Revenue Service in accordance with U.S. Treasury Department Regulations.

                              CASH EQUIVALENT FUND

                                    PART C.
                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a) Financial Statements

         (i) Financial statements included in Part A of the Registration
             Statement:

               Financial Highlights.

        (ii) Financial statements included in Part B of the Registration
             Statement:


            Statements of assets and liabilities--July 31, 1996.



            Statements of operations for the year ended July 31, 1996.



            Statements of changes in net assets for each of the two years in the period ended July 31, 1996.



            Portfolios of investments--July 31, 1996.


            Notes to financial statements.

        Schedules II, III, IV and V are omitted as the required information is not present.


        Schedule I has been omitted as the required information is presented in the portfolios of investments at July 31, 1996.


     (b) Exhibits


        99.b 1.(a)    Amended and Restated Agreement and Declaration of Trust.*
        99.b 1.(b)    Written Instrument Amending Agreement and Declaration of Trust.*
        99.b 2.       By-Laws.*
        99.b 3.       Inapplicable.
        99.b 4.       Text of Share Certificate.*
        99.b 5.(a)    Investment Management Agreement.
        99.b 5.(b)    Investment Management Agreement.
        99.b 6.(a)    Administration, Shareholder Services and Distribution Agreement.
        99.b 6.(b)    Form of Administration Services and Selling Group Agreement.*
        99.b 7.       Inapplicable.
        99.b 8.       Custody Agreement.*
        99.b 9.       Agency Agreement.*
        99.b10.       Opinion and Consent of Legal Counsel.
        99.b11.       Report and Consent of Independent Auditors.
        99.b12.       Inapplicable.
        99.b13.       Inapplicable.
        99.b14.(a)    Kemper Retirement Plan Prototype.*
        99.b14.(b)    Model Individual Retirement Account.*
        99.b15.       See Items 99.b6.(a) and (b).
        99.b16.       Performance Calculations.*
        99.b18.       Inapplicable.
        99.b24.       Powers of Attorney.(1)
        99.485(b)     Representation of Counsel (Rule 485(b)).
           27.1MMP    Financial Data Schedule.
           27.2GSP    Financial Data Schedule.
           27.3TEP    Financial Data Schedule.


---------------

(1) Incorporated herein by reference to Amendment No. 21 on Form N-1A filed on November 17, 1995 except the Power of Attorney of Dominique P. Morax which is filed herewith.


 * Incorporated herein by reference to the Amendment to Registrant's Registration Statement on Form N-1A identified below:

              EXHIBIT NO.                  POST-EFFECTIVE AMENDMENT NO.     DATE OF FILING
---------------------------------------    ----------------------------     --------------
 1, 2, 4, 5, 6, 8, 9, 14, 16, 24 and 27                 21                     11/17/95

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     Inapplicable.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES


     As of November 8, 1996, there were 20,029 holders of record of the Money Market Portfolio, 4,055 holders of record of the Government Securities Portfolio and 4,085 holders of record of the Tax-Exempt Portfolio of Registrant.


ITEM 27. INDEMNIFICATION

     Article VIII of the Registrant's Agreement and Declaration of Trust (Exhibit 1 hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question as to whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28(a) BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
     Information pertaining to business and other connections of the Registrant's investment advisers is hereby incorporated by reference to the section of the Prospectus captioned "Investment Manager and Shareholder Services" and to the section of the Statement of Additional Information captioned "Investment Manager and Shareholder Services."

     Zurich Kemper Investments, Inc., investment adviser of the Registrant, is investment adviser of:

Kemper Mutual Funds:
Kemper Technology Fund
Kemper Total Return Fund
Kemper Growth Fund
Kemper Small Capitalization Equity Fund
Kemper Income and Capital Preservation Fund kemper Money Funds
Kemper National Tax-Free Income Series
Kemper Diversified Income Fund
Kemper High Yield Fund
Cash Equivalent Fund
Kemper U.S. Government Securities Fund
Kemper International Fund
Kemper Portfolios
Kemper State Tax-Free Income Series
Tax-Exempt California Money Market Fund
Kemper Adjustable Rate U.S. Government Fund
Kemper Blue Chip Fund
Kemper Global Income Fund
Kemper Target Equity Fund
Cash Account Trust
Investors Cash Trust
Tax-Exempt New York Money Market Fund
Kemper Value Plus Growth Fund
Kemper Quantitative Equity Fund
Kemper Horizon Fund
Kemper Europe Fund
Kemper Asian Growth Fund
Kemper Aggressive Growth Fund
Kemper Closed-End Funds:
Kemper High Income Trust
Kemper Intermediate Government Trust
Kemper Municipal Income Trust
Kemper Multi-Market Income Trust
Kemper Strategic Municipal Income Trust
The Growth Fund of Spain, Inc.
Kemper Strategic Income Fund

     Zurich Kemper Investments, Inc. also furnishes investment advice to and manages investment portfolios for other clients including Kemper Investors Fund and Kemper International Bond Fund.

Item 28(b)(i) Business and Other Connections of Officers and Directors of Zurich Kemper Investments, Inc., the Investment Advisor


TIMBERS, STEPHEN B.
     Director, President, Chief Executive Officer and Chief Investment Officer, Zurich Kemper Investments, Inc.
     Director, Kemper Distributors, Inc.
     Director, Zurich Investment Management, Inc.
     Director, Chairman, Kemper Service Company
     Director, Dreman Value Advisors, Inc.
     Director, ZKI Agency, Inc.
     Director, President, Kemper International Management, Inc.
     Trustee and President, Kemper Funds
     Director, The LTV Corporation
     Governor, Investment Company Institute

NEAL, JOHN E.
     Director, Zurich Kemper Investments, Inc.
     President, Kemper Funds Group, a unit of Zurich Kemper
     Investments, Inc.
     Director, President, Kemper Service Company
     Director, Kemper Distributors, Inc.
     Director, Zurich Investment Management, Inc.
     Director, Dreman Value Advisors, Inc.
     Director, ZKI Agency, Inc.
     Director, Community Investment Corporation
     Director, Continental Community Development Corporation
     Director, K-P Greenway, Inc.
     Director, K-P Plaza Dallas, Inc.
     Director, Kemper/Prime Acquisition Fund, Inc.
     Director, RespiteCare
     Director, Urban Shopping Centers, Inc.
     Vice President, Kemper Funds


CHENG, LAURENCE W.
     Director, Zurich Kemper Investments, Inc.
     President and Chief Executive Officer, Zurich Investment
     Management Group

MORAX, DOMINQUE P.
     Director, Zurich Kemper Investments, Inc.
     Senior Vice President, Member Extended Corporate Executive Board, Zurich Insurance Company
     Trustee, Kemper Funds

CHAPMAN, II, WILLIAM E.
     President, Kemper Retirement Plans Group, a unit of Zurich Kemper Investments, Inc.
     Director, Executive Vice President, Kemper Distributors, Inc.

VOGEL, VICTOR E.
     Senior Executive Vice President, Zurich Kemper Investments, Inc. Trustee, Zurich Kemper Investments, Inc. Profit Sharing Plan & Money Purchase Pension Plan

BEIMFORD, JR., JOSEPH P.
     Executive Vice President, Chief Investment Officer - Fixed Income, Zurich Kemper Investments, Inc.
     Vice President, Cash Account Trust
     Vice President, Cash Equivalent Fund
     Vice President, Galaxy Offshore, Inc.
     Vice President, Investors Cash Trust
     Vice President, Kemper Adjustable Rate U.S. Government Fund Vice President, Kemper Diversified Income Fund
     Vice President, Kemper Global Income Fund
     Vice President, Kemper High Income Trust
     Vice President, Kemper High Yield Fund
     Vice President, Kemper Income and Capital Preservation Fund Vice President, Kemper Intermediate Government Trust
     Vice President, Kemper International Bond Fund
     Vice President, Kemper Investors Fund
     Vice President, Kemper Money Funds
     Vice President, Kemper Multi-Market Income Trust
     Vice President, Kemper Municipal Income Trust
     Vice President, Kemper National Tax-Free Income Series
     Vice President, Kemper Portfolios
     Vice President, Kemper State Tax-Free Income Series
     Vice President, Kemper Strategic Income Fund
     Vice President, Kemper Strategic Municipal Income Trust Vice President, Kemper U.S. Government Securities Fund
     Vice President, Tax-Exempt California Money Market Fund Vice President, Tax-Exempt New York Money Market Fund

COXON, JAMES H.
     Executive Vice President, Zurich Kemper Investments, Inc.
     Director, Vice President, Galaxy Offshore, Inc.

     Executive Vice President, Zurich Investment Management, Inc.

FERRO, DENNIS H.
     Executive Vice President, Zurich Kemper Investments, Inc.
     Director, Managing Director-Equities, Zurich Investment
     Management Limited
     Vice President, Kemper International Fund
     Vice President, Kemper Investors Fund
     Vice President, Kemper Target Equity Fund
     Vice President, The Growth Fund of Spain, Inc.
     Vice President, Kemper Europe Fund

GREENAWALT, JAMES L.
     Executive Vice President, Zurich Kemper Investments, Inc.
     Director, President, Kemper Distributors, Inc.
     Director, President, ZKI Agency, Inc.

JOHNS, GORDON K.
     Executive Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Global Income Fund
     Vice President, Kemper Diversified Income Fund
     Vice President, Kemper International Bond Fund
     Vice President, Kemper International Management, Inc.
     Managing Director, Zurich Investment Management Limited
     Vice President, Kemper Multi-Market Income Trust
     Director, Thames Heritage Parade Limited

LANGBAUM, GARY A.
     Executive Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Total Return Fund
     Vice President, Kemper Investors Fund

MANZONI, JR., CHARLES R.
     Executive Vice President, Secretary & General Counsel, Zurich Kemper Investments, Inc.
     Vice President, Kemper Funds
     Secretary, ZKI Agency, Inc.

MURRIHY, MAURA J.
     Executive Vice President, Zurich Kemper Investments, Inc.

REYNOLDS, STEVEN H.
     Executive Vice President, Chief Investment Officer - Equities, Zurich Kemper Investments, Inc.
     Vice President, Kemper Technology Fund
     Vice President, Kemper Total Return Fund
     Vice President, Kemper Growth Fund
     Vice President, Kemper Small Capitalization Equity Fund
     Vice President, Kemper International Fund
     Vice President, Kemper Blue Chip Fund
     Vice President, Kemper Value Plus Growth Fund
     Vice President, Kemper Quantitative Equity Fund
     Vice President, Kemper Target Equity Fund
     Vice President, Kemper Horizon Fund
     Vice President, Kemper Investors Fund
     Vice President, The Growth Fund of Spain, Inc.
     Vice President, Kemper Europe Fund

ROBERTS, SCOTT A.
     Executive Vice President, Zurich Kemper Investments, Inc.
     Director, Executive Vice President, Zurich Investment Management, Inc.

SILIGMUELLER, DALE S.
     Executive Vice President, Zurich Kemper Investments, Inc.
     Director, Executive Vice President, Kemper Service Company

WEISS, ROBERT D.
     Executive Vice President, Zurich Kemper Investments, Inc.
     Executive Vice President, Zurich Investment Management, Inc.

BUKOWSKI, DANIEL J.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Quantitative Equity Fund
     Vice President, Kemper Value Plus Growth Fund
     Vice President, Kemper Investors Fund

BUTLER, DAVID H.
     Senior Vice President, Zurich Kemper Investments, Inc.

CERVONE, DAVID M.
     Senior Vice President, Zurich Kemper Investments, Inc.

CESSINE, ROBERT S.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Income and Capital Preservation Fund
     Vice President, Kemper Diversified Income Fund
     Vice President, Kemper Multi-Market Income Trust
     Vice President, Kemper Investors Fund

CHESTER, TRACY McCORMICK
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Blue Chip Fund
     Vice President, Kemper Target Equity Fund

CIARLELLI, ROBERT W.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Executive Vice President, Kemper Service Company

COLLORA, PHILIP J.
     Senior Vice President and Assistant Secretary, Zurich Kemper
     Investments, Inc.
     Vice President and Secretary, Kemper Funds

     Assistant Secretary, Kemper International Management, Inc.
     Assistant Secretary, Zurich Investment Management, Inc.
     Assistant Secretary, Dreman Value Advisors, Inc.
     Assistant Secretary, ZKI Agency, Inc.

DUDASIK, PATRICK H.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Executive Vice President, Chief Financial Officer and Treasurer, Dreman Value Advisors, Inc.
     Vice President and Treasurer, Zurich Investment Management, Inc. Treasurer and Chief Financial Officer, Kemper Distributors, Inc. Treasurer and Chief Financial Officer, Kemper Service Company Director and Treasurer, Zurich Investment Management Limited Treasurer, ZKI Agency, Inc.

DUFFY, JEROME L.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Treasurer, Kemper Funds

FINK, THOMAS M.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Senior Vice President, Zurich Investment Management, Inc.

GALLAGHER, MICHAEL L.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Senior Vice President, Kemper Service Company

GOERS, RICHARD A.
     Senior Vice President, Zurich Kemper Investments, Inc.

GREENWALD, MARSHALL L.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Senior Vice President, Zurich Investment Management, Inc.

HARRINGTON, MICHAEL E.
     Senior Vice President, Zurich Kemper Investments, Inc.

KLEIN, GEORGE
     Senior Vice President, Zurich Kemper Investments, Inc.
     Director, Executive Vice President, Zurich Investment Management, Inc.

KLEIN, MARTY
     Senior Vice President, Zurich Kemper Investments, Inc.

KORTH, FRANK D.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Technology Fund

McNAMARA, MICHAEL A.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Diversified Income Fund
     Vice President, Kemper High Income Trust
     Vice President, Kemper High Yield Fund

     Vice President, Kemper Investors Fund
     Vice President, Kemper Multi-Market Income Trust
     Vice President, Kemper Strategic Income Fund

MOORE, C. PERRY
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, ZKI Agency, Inc.

MIER, CHRISTOPHER J.
     Senior Vice President, Zurich Kemper Investments, Inc. Vice President, Kemper National Tax-Free Income Series Vice President, Kemper Municipal Income Trust
     Vice President, Kemper State Tax-Free Income Series Vice President, Kemper Strategic Municipal Income Trust

RABIEGA, CRAIG F.
     Senior Vice President, Zurich Kemper Investments, Inc.
     First Vice President, Kemper Service Company

RACHWALSKI, JR. FRANK J.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Cash Account Trust
     Vice President, Cash Equivalent Fund
     Vice President, Investors Cash Trust
     Vice President, Kemper Investors Fund
     Vice President, Kemper Money Funds
     Vice President, Kemper Portfolios
     Vice President, Tax-Exempt California Money Market Fund
     Vice President, Tax-Exempt New York Money Market Fund

REGNER, THOMAS M.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Horizon Fund
     Vice President, Kemper Investors Fund

RESIS, JR., HARRY E.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Diversified Income Fund
     Vice President, Kemper High Income Trust
     Vice President, Kemper High Yield Fund
     Vice President, Kemper Investors Fund
     Vice President, Kemper Multi-Market Income Trust
     Vice President, Kemper Strategic Income Fund

SCHUMACHER, ROBERT T.
     Senior Vice President, Zurich Kemper Investments, Inc.

SILVIA, JOHN E.
     Senior Vice President, Zurich Kemper Investments, Inc.

SMITH, JR., EDWARD BYRON
     Senior Vice President, Zurich Kemper Investments, Inc.

SWANSON, DAVID
     Senior Vice President, Zurich Kemper Investments, Inc.

THOUIN-LEERKAMP, EDITH A.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Director-European Equities, Zurich Investment Management Limited Vice President, Kemper Europe Fund

VANDENBERG, RICHARD
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Diversified Income Fund
     Vice President, Kemper U.S. Government Securities Fund
     Vice President, Kemper Portfolios
     Vice President, Kemper Adjustable Rate U.S. Government Fund

VINCENT, CHRISTOPHER T.
     Senior Vice President, Zurich Kemper Investments, Inc.
     First Vice President, Zurich Investment Management, Inc.

WONNACOTT, LARRY R.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Senior Vice President, Zurich Investment Management, Inc.

BAZAN, KENNETH M.
     First Vice President, Zurich Kemper Investments, Inc.
     Director, K-P Greenway, Inc.
     Director, K-P Plaza Dallas, Inc.
     Director, Kemper/Prime Acquisition Fund, Inc.

BOEHM, JONATHAN J.
     First Vice President, Zurich Kemper Investments, Inc.
     Senior Vice President, Kemper Service Company

BURROW, DALE R.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Strategic Municipal Income Trust

BYRNES, ELIZABETH A.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Adjustable Rate U.S. Government Fund
     Vice President, Kemper Intermediate Government Trust

CHIEN, CHRISTINE
     First Vice President, Zurich Kemper Investments, Inc.

CHRISTIANSEN, HERBERT A.
     First Vice President, Zurich Kemper Investments, Inc.
     First Vice President, Kemper Service Company

COHEN, JERRI I.
     First Vice President, Zurich Kemper Investments, Inc.

DeMAIO, CHRIS C.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President and Chief Accounting Officer, Kemper Service
     Company

DEXTER, STEPHEN P.
     First Vice President, Zurich Kemper Investments, Inc.

DOYLE, DANIEL J.
     First Vice President, Zurich Kemper Investments, Inc.

FENGER, JAMES E.
     First Vice President, Zurich Kemper Investments, Inc.

HALE, DAVID D.
     First Vice President, Zurich Kemper Investments, Inc.

HORTON, ROBERT J.
     First Vice President, Zurich Kemper Investments, Inc.

INNES, BRUCE D.
     First Vice President, Zurich Kemper Investments, Inc.
     Co-President, International Association of Corporate and
     Professional Recruiters

JACOBS, PETER M.
     First Vice President, Zurich Kemper Investments, Inc.

KEELEY, MICHELLE M.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Intermediate Government Trust
     Vice President, Kemper Portfolios

KIEL, CAROL L.
     First Vice President, Zurich Kemper Investments, Inc.

KNAPP, WILLIAM M.
     First Vice President, Zurich Kemper Investments, Inc.

LAUGHLIN, ANN M.
     First Vice President, Zurich Kemper Investments, Inc.

LENTZ, MAUREEN P.
     First Vice President, Zurich Kemper Investments, Inc.

McCRINDLE-PETRARCA, SUSAN
     First Vice President, Zurich Kemper Investments, Inc.

MINER, EDWARD
     First Vice President, Zurich Kemper Investments, Inc.

MURRAY, SCOTT S.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Service Company

NORRIS, JOHNSTON A.
     First Vice President, Zurich Kemper Investments, Inc.

PANOZZO, ROBERTA L.
     First Vice President, Zurich Kemper Investments, Inc.

RADIS, STEVE A.
     First Vice President, Zurich Kemper Investments, Inc.

RATEKIN, DIANE E.
     First Vice President, Assistant General Counsel and Assistant Secretary, Zurich Kemper Investments, Inc.
     Assistant Secretary, Kemper Distributors, Inc.

STUEBE, JOHN W.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Cash Account Trust
     Vice President, Cash Equivalent Fund

TEPPER, SHARYN A.
     First Vice President, Zurich Kemper Investments, Inc.

TRUTTER, JONATHAN W.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Diversified Income Fund
     Vice President, Kemper Multi-Market Income Trust
     Vice President, Kemper Strategic Income Fund

WETHERALD, ROBERT F.
     First Vice President, Zurich Kemper Investments, Inc.

WILLSON, STEPHEN R.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Strategic Municipal Income Trust

WITTNEBEL, MARK E.
     First Vice President, Zurich Kemper Investments, Inc.

ADAMS, DONALD
     Vice President, Zurich Kemper Investments, Inc.

ALLEN, PATRICIA L.
     Vice President, Zurich Kemper Investments, Inc.

ANDREASEN, AMY
     Vice President, Zurich Kemper Investments, Inc.

ANTONAK, GEORGE A.
     Vice President, Zurich Kemper Investments, Inc.

BALASUBRAMANIAM, KALAMADI
     Vice President, Zurich Kemper Investments, Inc.

BARRY, JOANN M.
     Vice President, Zurich Kemper Investments, Inc.

BIEBERLY, CHRISTINE A.
     Vice President, Zurich Kemper Investments, Inc.

BODEM, RICHARD A.
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Service Company

BUCHANAN, PAMELA S.
     Vice President, Zurich Kemper Investments, Inc.

BURKE, MARY PAT
     Vice President, Zurich Kemper Investments, Inc.

BURSHTAN, DAVID H.
     Vice President, Zurich Kemper Investments, Inc.

CARNEY, ANNE T.
     Vice President, Zurich Kemper Investments, Inc.

CACCIOLA, RONALD
     Vice President, Zurich Kemper Investments, Inc.
     Senior Vice President, Zurich Investment Management, Inc.

CARTER, PAUL J.
     Vice President and Compliance Manager, Zurich Kemper Investments, Inc.

COHEN, JERRI I.
     Vice President, Zurich Kemper Investments, Inc.

ESOLA, CHARLES J.
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Service Company

FRIHART, THORA A.
     Vice President, Zurich Kemper Investments, Inc.

GERACI, AUGUST L.
     Vice President, Zurich Kemper Investments, Inc.

GOLAN, JAMES S.
     Vice President, Zurich Kemper Investments, Inc.

GOODWIN, JUDITH C.
     Vice President, Zurich Kemper Investments, Inc.

GRAY, PATRICK
     Vice President, Zurich Kemper Investments, Inc.

GROOTENDORST, TONYA
     Vice President, Zurich Kemper Investments, Inc.

HECHT, MARC L.
     Vice President, Zurich Kemper Investments, Inc.
     Assistant Secretary, ZKI Agency, Inc.

HUM, CHI H.
     Vice President, Zurich Kemper Investments, Inc.

HUOT, LISA L.
     Vice President, Zurich Kemper Investments, Inc.

JASINSKI, R. ANTHONY
     Vice President, Zurich Kemper Investments, Inc.

KARWOWSKI, KENNETH F.
     Vice President, Zurich Kemper Investments, Inc.

KENNEDY, PATRICK J.
     Vice President, Zurich Kemper Investments, Inc.

KOCH, DEBORAH L.
     Vice President, Zurich Kemper Investments, Inc.

KOURY, KATHRYN E.
     Vice President, Zurich Kemper Investments, Inc.

KOWALCZYK, MARK A.
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, ZKI Agency, Inc.

KRANZ, KATHY J.
     Vice President, Zurich Kemper Investments, Inc.

KRUEGER, PAMELA D.
     Vice President, Zurich Kemper Investments, Inc.

KYCE, JOYCE
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Service Company

LASKA, ROBERTA E.
     Vice President, Zurich Kemper Investments, Inc.

LAUTZ, STEPHEN
     Vice President, Zurich Kemper Investments, Inc.

LeFEBVRE, THOMAS J.
     Vice President, Zurich Kemper Investments, Inc.

McGOVERN, KAREN B.
     Vice President, Zurich Kemper Investments, Inc.

MILLER, GARY L.
     Vice President, Zurich Kemper Investments, Inc.

MILLIGAN, BRIAN J.
     Vice President, Zurich Kemper Investments, Inc.

MULLEN, TERRENCE
     Vice President, Zurich Kemper Investments, Inc.

MURPHY, THOMAS M.
     Vice President, Zurich Kemper Investments, Inc.

NEVILLE, BRIAN P.
     Vice President, Zurich Kemper Investments, Inc.

NORMAN, JR., DONALD L.
     Vice President, Zurich Kemper Investments, Inc.

NOWAK, GREGORY J.
     Vice President, Zurich Kemper Investments, Inc.

PANOZZO, ALBERT R.
     Vice President, Zurich Kemper Investments, Inc.

PAXTON, THOMAS
     Vice President, Zurich Kemper Investments, Inc.

PONTECORE, SUSAN E.
     Vice President, Zurich Kemper Investments, Inc.

QUADRINI, LISA L.
     Vice President, Zurich Kemper Investments, Inc.

RANDALL, JR., WALTER R.
     Vice President, Zurich Kemper Investments, Inc.

ROBINSON, DEBRA A.
     Vice President, Zurich Kemper Investments, Inc.

RODGERS, JOHN B.
     Vice President, Zurich Kemper Investments, Inc.

ROKOSZ, PAUL A.
     Vice President, Zurich Kemper Investments, Inc.

ROSE, KATIE M.
     Vice President, Zurich Kemper Investments, Inc.

RUDIN, MICHELLE I.
     Vice President, Zurich Kemper Investments, Inc.

SHULTZ, KAREN D.
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Service Company

SMITH, ROBERT G.
     Vice President, Zurich Kemper Investments, Inc.

SOPHER, EDWARD O.
     Vice President, Zurich Kemper Investments, Inc.

SPILLER, KATHLEEN A.
     Vice President, Zurich Kemper Investments, Inc.

SPURLING, CHRIS
     Vice President, Zurich Kemper Investments, Inc.

STROMM, LAWRENCE D.
     Vice President, Zurich Kemper Investments, Inc.

THOMAS, JILL
     Vice President, Zurich Kemper Investments, Inc.

VANDEMERKT, RICHARD J.
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Service Company

WALKER, ANGELA
     Vice President, Zurich Kemper Investments, Inc.

WATKINS, JAMES K.
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Service Company

WERTH, ELIZABETH C.
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Distributors, Inc.
     Assistant Secretary, Kemper Open-End Mutual Funds

WILNER, MITCHELL
     Vice President, Zurich Kemper Investments, Inc.

WIZER, BARBARA K.
     Vice President, Zurich Kemper Investments, Inc.

ZURAWSKI, CATHERINE N.
     Vice President, Zurich Kemper Investments, Inc.

ITEM 29. PRINCIPAL UNDERWRITERS

         (a) Kemper Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter of the Kemper Mutual Funds, Kemper Investors Fund, Kemper International Bond Fund and Kemper-Dreman Fund, Inc.

         (b) Information on the officers and directors of Kemper Distributors, Inc., principal underwriter for the Registrant is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

                                                                      POSITIONS AND
                              POSITIONS AND OFFICES                   OFFICES WITH
         NAME                   WITH UNDERWRITER                       REGISTRANT
         ----                    ----------------                      ----------
James L. Greenawalt         Director, President                            None
William E. Chapman, II      Director, Executive Vice President             None
John E. Neal                Director                                   Vice President
Stephen B. Timbers          Director                                  President/Trustee
Patrick H. Dudasik          Financial Principal, Treasurer
                            and Chief Financial Officer                    None
Linda A. Bercher            Senior Vice President                          None
Terry Cunningham            Senior Vice President                          None
John H. Robison, Jr.        Senior Vice President                          None
Henry J. Schulthesz         Senior Vice President                          None
Thomas V. Bruns             Vice President                                 None
Carlene D. Merold           Vice President                                 None
Elizabeth C. Werth          Vice President                          Assistant Secretary
Diane E. Ratekin            Assistant Secretary                            None

         (c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


     All such accounts, books and other documents are maintained at the offices of the Registrant, the offices of Registrant's investment adviser, Zurich Kemper Investments, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, at the offices of the Registrant's principal underwriter, Kemper Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606 or, in the case of records concerning custodial functions, at the offices of the custodian, Investors Fiduciary Trust Company "IFTC", 127 West 10th Street, Kansas City, Missouri 64105 or, in the case of records concerning transfer agency functions, at the offices of IFTC and of the shareholder service agent, Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105.


ITEM 31. MANAGEMENT SERVICES

     Not applicable.

ITEM 32. UNDERTAKINGS

     Not applicable.

                                  SIGNATURES


        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois, on the 21st day of November, 1996.


                             CASH EQUIVALENT FUND

                             By  /s/ Stephen Timbers
                                 ------------------------------------
                                 Stephen B. Timbers, President


        Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on November 21, 1996 on behalf of the following persons in the capacities indicated.


             Signature                               Title
             ---------                               -----

         /s/ Stephen B. Timbers                      President
---------------------------------------              (Principal
         Stephen B. Timbers                          Executive Officer)
                                                     and Trustee

/s/David W. Belin*                                   Trustee
---------------------------------------

/s/Lewis A. Burnham*                                 Trustee
---------------------------------------

/s/Donald L. Dunaway*                                Trustee
---------------------------------------

/s/Robert B. Hoffman*                                Trustee
---------------------------------------

/s/Donald R. Jones*                                  Trustee
---------------------------------------

/s/Dominique P. Morax*                               Trustee
---------------------------------------

/s/Shirley D. Peterson*                              Trustee
---------------------------------------

/s/William P. Sommers*                               Trustee
---------------------------------------

       /s/ Jerome L. Duffy                             Treasurer (Principal
---------------------------------------                Financial and
       Jerome L. Duffy                                 Accounting Officer)


*Philip J. Collora signs this document pursuant to powers of attorney filed with Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A of the Registrant on or about November 17, 1995 (except for the Power of Attorney of Dominique P. Morax, which is filed herewith).


       /s/ Philip J. Collora
---------------------------------------
       Philip J. Collora

                               INDEX TO EXHIBITS

Exhibits


        99.b 1.(a)    Amended and Restated Agreement and Declaration of Trust.*
        99.b 1.(b)    Written Instrument Amending Agreement and Declaration of Trust.*
        99.b 2.       By-Laws.*
        99.b 3.       Inapplicable.
        99.b 4.       Text of Share Certificate.*
        99.b 5.(a)    Investment Management Agreement.
        99.b 5.(b)    Investment Management Agreement.
        99.b 6.(a)    Administration, Shareholder Services and Distribution Agreement.
        99.b 6.(b)    Form of Administration Services and Selling Group Agreement.*
        99.b 7.       Inapplicable.
        99.b 8.       Custody Agreement.*
        99.b 9.       Agency Agreement.*
        99.b10.       Opinion and Consent of Legal Counsel.
        99.b11.       Report and Consent of Independent Auditors.
        99.b12.       Inapplicable.
        99.b13.       Inapplicable.
        99.b14.(a)    Kemper Retirement Plan Prototype.*
        99.b14.(b)    Model Individual Retirement Account.*
        99.b15.       See Items 99.b6.(a) and (b).
        99.b16.       Performance Calculations.*
        99.b18.       Inapplicable.
        99.b24.       Powers of Attorney.(1)
        99.485(b)     Representation of Counsel (Rule 485(b)).
           27.1MMP    Financial Data Schedule.
           27.2GSP    Financial Data Schedule.
           27.3TEP    Financial Data Schedule.


---------------

(1) Incorporated herein by reference to Amendment No. 21 on Form N-1A filed on November 17, 1995 except the Power of Attorney of Dominique P. Morax which is filed herewith.


 * Incorporated herein by reference to the Amendment to Registrant's Registration Statement on Form N-1A identified below:

              EXHIBIT NO.                  POST-EFFECTIVE AMENDMENT NO.     DATE OF FILING
---------------------------------------    ----------------------------     --------------
 1, 2, 4, 5, 6, 8, 9, 14, 15, 24 and 27                 21                     11/17/95